                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-7129

                   (Investment Company Act File Number)

                  Federated Managed Allocation Portfolios
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                         Federated Investors Funds
                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7000

                              (412) 288-1900
                      (Registrant's Telephone Number)

                        John W. McGonigle, Esquire
                         Federated Investors Tower
                            1001 Liberty Avenue
                    Pittsburgh, Pennsylvania 15222-3779
                  (Name and Address of Agent for Service)
             (Notices should be sent to the Agent for Service)

                     Date of Fiscal Year End: 11/30/03

            Date of Reporting Period: Six months ended 5/31/03

Item 1.     Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Managed Conservative Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$9.70	$10.22	$11.19	$11.82	$12.15	$11.98
Income From Investment Operations:
Net investment income	0.12	0.31 [2]	0.35	0.48 [3]	0.45	0.44
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.46	(0.57)[2]	(0.43)	(0.40)	0.14	0.81

TOTAL FROM INVESTMENT OPERATIONS	0.58	(0.26)	(0.08)	0.08	0.59	1.25

Less Distributions:
Distributions from net investment income	(0.12)	(0.26)	(0.37)	(0.45)	(0.45)	(0.46)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.26)	(0.47)	(0.62)

TOTAL DISTRIBUTIONS	(0.12)	(0.26)	(0.89)	(0.71)	(0.92)	(1.08)

Net Asset Value, End of Period	$10.16	$ 9.70	$10.22	$11.19	$11.82	$12.15

Total Return[4]	6.12%	(2.56)%	(0.75)%	0.60%	5.11%	11.19%

Ratios to Average Net Assets:

Expenses	1.23%[5]	1.15%	1.13%	1.06%	1.04%	1.08%

Net investment income	2.55%[5]	3.01%[2]	3.62%	4.11%	3.78%	3.77%

Expense waiver/reimbursement[6]	0.20%[5]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$76,783	$76,842	$110,413	$121,563	$51,961	$178,521

Portfolio turnover	20%	11%	20%	43%	94%	117%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.12% to 3.01%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$ 9.69	$10.22	$11.17	$11.80	$12.14	$11.96
Income From Investment Operations:
Net investment income	0.09	0.23 [2]	0.34	0.40 [3]	0.37	0.37
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.46	(0.57)[2]	(0.48)	(0.40)	0.13	0.81

TOTAL FROM INVESTMENT OPERATIONS	0.55	(0.34)	(0.14)	--	0.50	1.18

Less Distributions:
Distributions from net investment income	(0.09)	(0.19)	(0.29)	(0.37)	(0.37)	(0.38)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.26)	(0.47)	(0.62)

TOTAL DISTRIBUTIONS	(0.09)	(0.19)	(0.81)	(0.63)	(0.84)	(1.00)

Net Asset Value, End of Period	$10.15	$ 9.69	$10.22	$11.17	$11.80	$12.14

Total Return[4]	5.74%	(3.31)%	(1.33)%	(0.11)%	4.29%	10.51%

Ratios to Average Net Assets:

Expenses	1.93%[5]	1.85%	1.83%	1.76%	1.74%	1.78%

Net investment income	1.85%[5]	2.31%[2]	2.92%	3.42%	3.08%	3.07%

Expense waiver/reimbursement[6]	0.25%[5]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$38,176	$38,481	$50,413	$55,004	$64,972	$62,787

Portfolio turnover	20%	11%	20%	43%	94%	117%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was to decrease net investment income per share by $0.02, increase net realized gain (loss) per share by $0.02, and decrease the ratio of net investment income to average net assets from 2.42% to 2.31%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--44.9%
		LARGE-CAP STOCKS--28.7%
		Consumer Discretionary--2.8%
20,300	[1]	AOL Time Warner, Inc.	$308,966
3,200	[1]	Clear Channel Communications, Inc.	130,240
9,529	[1]	Comcast Corp., Class A	286,918
12,356		Ford Motor Co.	129,738
1,200		Gannett Co., Inc.	94,800
10,150		Home Depot, Inc.	329,774
4,400		Interpublic Group Cos., Inc.	60,500
2,000		Johnson Controls, Inc.	166,500
3,500		Knight-Ridder, Inc.	246,540
3,300	[1]	Kohl's Corp.	172,755
4,800		Lowe's Cos., Inc.	202,848
3,700		Nike, Inc., Class B	207,163
1,400		Omnicom Group, Inc.	97,734
5,800		Target Corp.	212,454
8,177	[1]	Viacom, Inc., Class B	372,217
11,500		Walt Disney Co.	225,975

		TOTAL	3,245,122

		Consumer Staples--3.5%
8,700		Altria Group, Inc.	359,310
3,400		Anheuser-Busch Cos., Inc.	178,942
10,600		Coca-Cola Co.	483,042
5,500		Costco Wholesale Corp.	203,775
8,700		Gillette Co.	292,407
3,400		Kimberly-Clark Corp.	176,562
6,400		Kroger Co.	102,720
11,500		McCormick & Co., Inc.	309,350
7,800		PepsiCo, Inc.	344,760
4,800		Procter & Gamble Co.	440,736
2,800		UST, Inc.	98,868
16,800		Wal-Mart Stores, Inc.	883,848
5,400		Walgreen Co.	166,266

		TOTAL	4,040,586

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Energy--1.8%
3,400		Anadarko Petroleum Corp.	$167,552
3,500		Ashland, Inc.	113,610
700		BP Amoco PLC, ADR	29,323
3,900		Baker Hughes, Inc.	128,895
5,128		ChevronTexaco Corp.	363,780
4,050		ConocoPhillips	218,579
23,080		Exxon Mobil Corp.	840,112
1,200		Royal Dutch Petroleum Co., ADR	54,660
3,500		Schlumberger Ltd.	170,170

		TOTAL	2,086,681

		Financials--5.5%
5,504		Allstate Corp.	198,089
6,100		American Express Co.	254,126
10,429		American International Group, Inc.	603,631
8,300		Bank One Corp.	310,088
6,334		Bank of America Corp.	469,983
5,600		Bank of New York Co., Inc.	162,064
20,466		Citigroup, Inc.	839,515
3,200		Federal Home Loan Mortgage Corp.	191,392
4,200		Fannie Mae	310,800
4,200		Fifth Third Bancorp	241,500
6,200		FleetBoston Financial Corp.	183,334
2,300		Lehman Brothers Holdings, Inc.	164,749
3,500		Lincoln National Corp.	121,800
1,700		Loews Corp.	81,770
4,100		Marsh & McLennan Cos., Inc.	205,533
4,200		Mellon Financial Corp.	114,114
4,500		Merrill Lynch & Co., Inc.	194,850
5,300		Morgan Stanley	242,475
1,300		SLM Holding Corp.	156,000
12,900		Schwab (Charles) Corp.	125,130
4,367		Travelers Property Casualty Corp., Class B	70,614
10,700		U.S. Bancorp	253,590
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--continued
7,600		Wachovia Corp.	$305,368
5,414		Washington Mutual, Inc.	220,783
6,500		Wells Fargo & Co.	313,950

		TOTAL	6,335,248

		Healthcare--4.4%
6,700		Abbott Laboratories	298,485
5,400	[1]	Amgen, Inc.	349,434
2,500	[1]	Anthem, Inc.	183,375
3,800		Baxter International, Inc.	96,292
2,900	[1]	Biogen, Inc.	123,076
9,200		Bristol-Myers Squibb Co.	235,520
2,900		Cardinal Health, Inc.	167,359
2,100	[1]	Forest Laboratories, Inc., Class A	106,050
2,700		Guidant Corp.	114,156
9,900		Johnson & Johnson	538,065
4,500		Lilly (Eli) & Co.	268,965
4,600		Medtronic, Inc.	224,158
8,200		Merck & Co., Inc.	455,756
2,100		Mylan Laboratories, Inc.	60,648
27,891		Pfizer, Inc.	865,179
8,200		Schering Plough Corp.	151,290
1,700		St. Jude Medical, Inc.	95,370
3,400		UnitedHealth Group, Inc.	326,196
5,800		Wyeth	254,330
1,890	[1]	Zimmer Holdings, Inc.	84,785

		TOTAL	4,998,489

		Industrials--2.7%
500		3M Co.	63,235
5,400		Boeing Co.	165,618
2,500		Caterpillar, Inc.	130,375
1,500		Danaher Corp.	100,380
3,600		Deere & Co.	157,212
1,800		Eaton Corp.	151,074
36,600		General Electric Co.	1,050,420
5,000		Honeywell International, Inc.	131,000
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Industrials--continued
3,100		Lockheed Martin Corp.	$143,902
3,700		Raytheon Co.	118,548
3,100		Textron, Inc.	108,035
9,500		Tyco International Ltd.	168,150
4,100		Union Pacific Corp.	250,059
2,900		United Technologies Corp.	197,925
5,500		Waste Management, Inc.	140,085

		TOTAL	3,076,018

		Information Technology--5.0%
5,400	[1]	Apple Computer, Inc.	97,038
8,900	[1]	Applied Materials, Inc.	138,484
3,800		Automatic Data Processing, Inc.	132,620
28,900	[1]	Cisco Systems, Inc.	470,492
5,100		Computer Associates International, Inc.	110,517
8,700	[1]	Corning, Inc.	63,597
8,200	[1]	Dell Computer Corp.	256,578
12,400		EMC Corp. Mass	134,168
3,500		Electronic Data Systems Corp.	70,525
2,800	[1]	Fiserv, Inc.	92,652
4,200		First Data Corp.	173,964
13,632		Hewlett-Packard Co.	265,824
26,800		Intel Corp.	558,512
6,600		International Business Machines Corp.	581,064
5,400	[1]	Intuit, Inc.	248,886
1,300	[1]	Lexmark International Group, Class A	96,720
25,570	[1]	Lucent Technologies, Inc.	56,510
35,900		Microsoft Corp.	883,499
14,300		Motorola, Inc.	121,836
1,500		Nokia Oyj, ADR, Class A	27,060
2,700	[1]	Novellus Systems, Inc.	93,555
23,500	[1]	Oracle Corp.	305,735
4,600		Qualcomm, Inc.	154,468
22,700	[1]	Sun Microsystems, Inc.	98,291
3,700	[1]	SunGuard Data Systems, Inc.	85,100
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--continued
8,400		Texas Instruments, Inc.	$172,200
4,100	[1]	Veritas Software Corp.	113,775
4,000	[1]	Yahoo, Inc.	119,400

		TOTAL	5,723,070

		Materials--0.8%
5,600		Alcoa, Inc.	137,816
4,801		Du Pont (E.I.) de Nemours & Co.	202,314
5,100		International Paper Co.	187,017
3,300		MeadWestvaco Corp.	82,632
3,920		Monsanto Co.	78,596
3,300		PPG Industries, Inc.	160,479
2,200		Weyerhaeuser Co.	110,836

		TOTAL	959,690

		Telecommunication Services--1.3%
4,413		AT&T Corp.	86,009
14,231	[1]	AT&T Wireless Services, Inc.	110,575
1,900		Alltel Corp.	90,972
8,000		BellSouth Corp.	212,080
5,200	[1]	NEXTEL Communications, Inc., Class A	77,948
17,996		Qwest Communications International, Inc.	80,802
13,400		SBC Communications, Inc.	341,164
6,800		Sprint Corp. (FON Group)	92,208
11,200	[1]	Sprint Corp. (PCS Group)	49,952
10,524		Verizon Communications	398,333

		TOTAL	1,540,043

		Utilities--0.9%
5,000		CenterPoint Energy, Inc.	47,750
6,900		Cinergy Corp.	261,786
2,500		FPL Group, Inc.	166,175
4,000		FirstEnergy Corp.	147,240
5,000		NiSource, Inc.	98,050
3,700		Sempra Energy	100,899
4,700		Southern Co.	147,956

		TOTAL	969,856

		TOTAL LARGE-CAP STOCKS	32,974,803

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--5.5%
		Consumer Discretionary--1.1%
3,400	[1]	1-800-FLOWERS.COM, Inc.	$28,390
700	[1]	Advance Auto Parts, Inc.	41,636
3,100	[1]	Aftermarket Technology Co.	32,395
1,100	[1]	Ann Taylor Stores Corp.	28,127
1,000		Bob Evans Farms, Inc.	25,770
800		Borg-Warner Automotive, Inc.	46,496
1,800	[1]	CarMax, Inc.	41,850
1,200	[1]	Chicos Fas, Inc.	25,680
600	[1]	Coach, Inc.	29,478
1,100	[1]	Cost Plus, Inc.	39,545
1,000	[1]	Cox Communications, Inc., Class A	30,980
1,000		Darden Restaurants, Inc.	19,810
1,200	[1]	Dollar Tree Stores, Inc.	34,800
600	[1]	Entercom Communication Corp.	29,130
1,000		Family Dollar Stores, Inc.	36,450
800	[1]	Furniture Brands International, Inc.	21,024
1,300	[1]	Genesco, Inc.	19,695
100		Grey Global Group, Inc.	65,700
800	[1]	Gtech Holdings Corp.	28,112
600		Harman International Industries, Inc.	44,520
700		KB HOME	43,750
900	[1]	Lamar Advertising Co.	31,734
1,100	[1]	Leapfrog Enterprises, Inc.	31,823
400		Lennar Corp., Class A	26,820
40		Lennar Corp., Class B	2,606
1,000		M/I Schottenstein Homes, Inc.	40,600
1,800	[1]	Macrovision Corp.	34,594
1,500	[1]	Monro Muffler Brake, Inc.	37,800
100	[1]	NVR, Inc.	40,775
1,200		Nordstrom, Inc.	22,380
2,000	[1]	Orient-Express Hotel Ltd.	24,760
1,100		OshKosh B'Gosh, Inc., Class A	27,665
700	[1]	Panera Bread Co.	24,437
3,200	[1]	PetSmart, Inc.	55,328
3,400	[1]	Prime Hospitality Corp.	22,644
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Consumer Discretionary--continued
1,200		Ruby Tuesday, Inc.	$27,684
1,100	[1]	Shuffle Master, Inc.	29,489
700		Stanley Works	19,572
1,600		The Nautilus Group, Inc.	20,784
600	[1]	Timberland Co., Class A	29,754

		TOTAL	1,264,587

		Consumer Staples--0.1%
600		Coors Adolph Co., Class B	33,048
700	[1]	Dean Foods Co.	32,025
200		Farmer Brothers Co.	64,400
2,300		Nu Skin Enterprises, Inc.	23,000

		TOTAL	152,473

		Energy--0.3%
538		Devon Energy Corp.	27,976
1,400	[1]	FMC Technologies, Inc.	31,262
1,100		Forest Oil Corp.	26,873
1,600	[1]	Oceaneering International, Inc.	43,920
800	[1]	Patterson-UTI Energy, Inc.	29,272
2,000	[1]	Stelmar Shipping Ltd.	31,000
1,100	[1]	Stone Energy Corp.	44,990
800		Tidewater, Inc.	26,416
1,500	[1]	Varco International, Inc. - New	32,475

		TOTAL	294,184

		Financials--0.9%
600	[1]	Affiliated Managers Group	33,000
1,000	[1]	Arch Capital Group Ltd.	37,000
900		Bank of Hawaii Corp.	31,428
1,000		Capital One Financial Corp.	48,170
1,300		Cathay Bancorp, Inc.	53,105
700		Chicago Mercantile Exchange Holdings, Inc.	43,036
1,200		Chittenden Corp.	33,168
700		Downey Financial Corp.	30,730
1,100	[1]	Federal Agricultural Mortgage Association, Class C	26,147
700		First Citizens Bancshares, Inc., Class A	70,819
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Financials--continued
1,100		Gallagher (Arthur J.) & Co.	$29,975
2,100		Greater Bay Bancorp	42,210
3,800		IndyMac Bancorp, Inc.	97,660
700		International Bancshares Corp.	32,473
1,600	[1]	Investment Technology Group, Inc.	22,432
1,100		Labranche & Co. Inc.	22,825
300	[1]	Markel Corp.	75,675
400	[1]	National Western Life Insurance Co., Class A	43,444
500		Park National Corp.	55,750
900	[1]	Philadelphia Consolidated Holding Corp.	36,819
3,000		Phoenix Companies, Inc.	25,230
1,400		Seacoast Banking Corp. of Florida	24,850
1,600		Silicon Valley Bancshares	40,336
800		Suffolk Bancorp	26,216
1,600		Wilmington Trust Corp.	46,400

		TOTAL	1,028,898

		Healthcare--0.8%
700		Analogic Corp.	35,700
1,800	[1]	Apria Healthcare Group, Inc.	43,434
5,800	[1]	Aspect Medical Systems, Inc.	43,790
900		Bausch & Lomb, Inc.	34,146
1,000	[1]	Charles River Laboratories International, Inc.	31,770
3,300	[1]	Conceptus, Inc.	47,355
1,300	[1]	First Health Group Corp.	33,358
700		Fisher Scientific International, Inc.	22,183
3,400	[1]	Genta, Inc.	39,406
700	[1]	ICU Medical, Inc.	21,630
700	[1]	IDEC Pharmaceuticals Corp.	26,719
800	[1]	INAMED Corp.	41,232
1,300	[1]	InterMune, Inc.	32,734
1,200	[1]	Inveresk Research Group, Inc.	19,644
1,500	[1]	King Pharmaceuticals, Inc.	21,465
1,500	[1]	Laboratory Corporation of America Holdings	48,225
1,000	[1]	LifePoint Hospitals, Inc.	21,350
900	[1]	Lincare Holdings, Inc.	27,783
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Healthcare--continued
1,000		Matthews International Corp., Class A	$24,030
500	[1]	Medicis Pharmaceutical Corp., Class A	28,000
1,200	[1]	Orthofix International NV	39,480
1,013	[1]	Quest Diagnostic, Inc.	64,184
2,600	[1]	SangStat Medical Corp.	35,698
2,000	[1]	Serologicals Corp.	26,500
1,300	[1]	Shire Pharmaceuticals Group PLC, ADR	26,975
2,000	[1]	Telik, Inc.	29,220
1,600	[1]	VCA Antech, Inc.	30,080
700		Varian Medical Systems, Inc.	39,025

		TOTAL	935,116

		Industrials--0.7%
306		Alleghany Corp.	54,239
500	[1]	Alliant Techsystems, Inc.	25,235
700		Arbitron, Inc.	24,535
1,200		CNF Transporation, Inc.	36,108
4,400	[1]	Ceradyne, Inc.	70,101
1,200	[1]	CoStar Group, Inc.	33,792
900	[1]	Corporate Executive Board Co.	37,980
900	[1]	DRS Technologies, Inc.	22,500
2,500		Delta Air Lines, Inc.	33,400
1,500	[1]	Dollar Thrifty Automotive Group	28,995
700	[1]	Emcor Group Inc.	34,741
1,600	[1]	Forward Air Corp.	40,704
800		Franklin Electronics, Inc.	44,872
900	[1]	Genlyte Group, Inc.	34,191
800		Jacobs Engineering Group, Inc.	31,232
1,200	[1]	Kroll, Inc.	27,852
700		NACCO Industries, Inc., Class A	40,495
700		SPX Corp.	26,971
1,200		Sequa Corp., Class A	43,692
700	[1]	Simpson Manufacturing Co., Inc.	24,920
400		Strayer Education, Inc.	26,692
1,000		Tennant Co.	34,950

		TOTAL	778,197

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--1.1%
5,300	[1]	ATI Technologies, Inc.	$44,255
500	[1]	Affiliated Computer Services, Inc., Class A	23,170
2,200	[1]	Altiris, Inc.	35,618
2,100	[1]	Amdocs Ltd.	40,971
800	[1]	Amphenol Corp., Class A	37,800
6,800	[1]	Applied Micro Circuits Corp.	34,136
1,000	[1]	Avocent Corp.	29,560
700		Black Box Corp.	26,047
600	[1]	Cabot Microelectronics Corp.	27,750
4,300	[1]	Concord EFS, Inc.	65,016
1,300	[1]	Cree Research, Inc.	31,941
1,100		FactSet Research Systems	42,350
1,900	[1]	Fairchild Semiconductor International, Inc., Class A	26,562
4,400	[1]	Informatica Corp.	30,800
1,300	[1]	Intersil Holding Corp.	31,772
3,500	[1]	Intrado, Inc.	47,355
800	[1]	Iron Mountain, Inc.	31,600
1,900	[1]	Macromedia, Inc.	38,304
4,000	[1]	Magma Design Automation	69,204
1,100	[1]	Manhattan Associates, Inc.	29,546
13,900	[1]	NIC, Inc.	30,997
700	[1]	National Instruments Corp.	25,445
9,900	[1]	Online Resources Corp.	41,580
5,300	[1]	ParthusCeva, Inc.	36,570
2,000	[1]	Plantronics, Inc.	43,060
3,600	[1]	Radvision Ltd.	23,256
700		Roper Industries, Inc.	25,683
1,000	[1]	ScanSource, Inc.	25,100
4,500	[1]	SeaChange International, Inc.	50,850
3,400		Skyworks Solutions, Inc.	25,296
3,500	[1]	Synaptics, Inc.	40,705
2,600	[1]	UTStarcom, Inc.	77,090
1,000	[1]	Varian Semiconductor Equipment Associates, Inc.	27,890
500	[1]	Zebra Technologies Co., Class A	36,495
1,600	[1]	Zoran Corp.	32,752

		TOTAL	1,286,526

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Materials--0.3%
800		Ameron, Inc.	$27,912
1,400		Arch Coal, Inc.	31,654
700		Ball Corp.	34,664
2,500		Commercial Metals Corp.	44,700
1,000	[1]	Cytec Industries, Inc.	33,100
1,100		Greif Brothers Corp., Class A	23,760
900		Lubrizol Corp.	28,710
1,900		Penford Corporation	22,534
700	[1]	Phelps Dodge Corp.	25,515
900		Rayonier, Inc.	46,467
600	[1]	Scotts Co.	29,700

		TOTAL	348,716

		Utilities--0.2%
1,000		Black Hills Corp.	30,050
1,900		DQE, Inc.	31,236
600		Entergy Corp.	31,014
1,300		Kinder Morgan, Inc.	66,365
900		SJW Corp.	77,175

		TOTAL	235,840

		TOTAL SMALL-CAP STOCKS	6,324,537

		FOREIGN STOCKS--2.6%
		Australia--0.0%
1,417		News Corp. Ltd., ADR	43,601

		Canada--0.0%
2,800		Placer Dome, Inc.	30,604

		France--0.3%
1,420		BNP Paribas SA	70,457
867		L'Oreal SA	63,006
352		Pernod Ricard	35,029
685		Schneider Electric SA	31,364
1,105		Tf1 Television Francaise	32,743
576		TotalFinaElf SA, Class B	84,455

		TOTAL	317,054

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN STOCKS--continued
		Germany, Federal Republic of--0.2%
1,060		Deutsche Boerse AG	$55,811
4,300		Deutsche Telekom AG	64,451
770		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	86,605
800		Schering AG	42,153

		TOTAL	249,020

		Hong Kong--0.1%
21,500		CNOOC Ltd.	30,074
24,000		Cathay Pacific Airways	30,491
8,000		Television Broadcasts Ltd.	25,688

		TOTAL	86,253

		Ireland--0.0%
2,410		Bank of Ireland	29,156

		Israel--0.0%
600		Teva Pharmaceutical Industries Ltd., ADR	30,413

		Italy--0.0%
7,300		Enel SpA	50,862

		Japan--0.5%
3,000		Ajinomoto Co., Inc.	29,907
2,800		Bridgestone Corp.	36,615
1,800		Credit Saison Co. Ltd.	31,636
3,000		Dai Nippon Printing Co. Ltd.	31,083
1,100		Honda Motor Co. Ltd.	39,967
500		Hoya Corp.	31,594
9		KDDI Corp.	31,381
4,000		Kirin Brewery Co. Ltd.	29,865
8,000		Komatsu Ltd.	29,637
3,000		Konica Corp.	27,658
6,000		NGK Insulators	32,189
3,700		Nomura Securities Co. Ltd.	37,982
1,300		Pioneer Electronic Corp.	27,435
1,500		Secom Co. Ltd.	46,187
3,000		Taiyo Yuden Co.	25,577
1,200		Toyota Motor Corp.	28,912

		TOTAL	517,625

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN STOCKS--continued
		Korea, Republic of--0.0%
97		Samsung Electronics Co.	$26,298
700		Samsung Securities Co. Ltd.	15,981

		TOTAL	42,279

		Netherlands--0.1%
5,885	[1]	ASM Lithography Holding NV	58,644
1,400		Euronext NV	34,684
1,200		VNU - Verenigde Nederlandse Uitgeversbedrijven	34,876

		TOTAL	128,204

		Portugal--0.0%
2,700		Portugal Telecom SGPS SA	20,665

		Russia--0.1%
450		Gazprom, ADR	7,875
960	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	26,544
295		Lukoil Oil Co., ADR	21,724
262		YUKOS Oil Co., ADR	13,230

		TOTAL	69,373

		Singapore--0.1%
167,090	[1]	Comfortdelgro Corp.	78,993
5,000		DBS Group Holdings Ltd.	28,455
5,000		Singapore Airlines Ltd.	27,824

		TOTAL	135,272

		Spain--0.1%
6,615		Telefonica SA	74,421

		Switzerland--0.2%
293		Nestle SA	61,479
1,070		Roche Holding AG - GENUSS	81,723
1,490		STMicroelectronics N.V. (NY Reg Shs)	33,987

		TOTAL	177,189

		Taiwan, Province Of China--0.1%
14,000		Asustek Computer, Inc.	32,996
28,000	[1]	Taiwan Semiconductor Manufacturing Co.	43,862
72,000		United Microelectronics Corp.	45,764

		TOTAL	122,622

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN STOCKS--continued
		United Kingdom--0.8%
4,200		Amvescap PLC	$25,575
1,660		AstraZeneca PLC	67,382
8,900		BP Amoco PLC	61,058
10,500		Barclays PLC	74,160
3,500		British American Tobacco PLC	37,631
5,300		Cadbury Schweppes PLC	30,844
4,920		GlaxoSmithKline PLC	97,332
11,890		Kingfisher PLC	49,906
7,200		Rank Group PLC	29,507
2,150		Reckitt Benckiser PLC	41,947
1,900		Rio Tinto PLC	37,278
3,365		Royal Bank of Scotland PLC, Edinburgh	87,573
7,900		Smith & Nephew PLC	47,939
13,700		Tesco PLC	45,910
60,975		Vodafone Group PLC	132,666
5,100		WPP Group PLC	41,029

		TOTAL	907,737

		TOTAL FOREIGN STOCKS	3,032,350

		FUTURES CONTRACTS COLLATERAL--8.1%[2]
$6,300,000		United States Treasury Bill, 6/19/2003	6,296,393
3,000,000		United States Treasury Bill, 6/26/2003	2,997,854

		TOTAL FUTURES CONTRACTS COLLATERAL	9,294,247

		TOTAL STOCKS (IDENTIFIED COST $48,983,377)	51,625,937

		BONDS--54.5%
		TREASURY AND GOVERNMENT SECURITIES--18.3%
		Repurchase Agreement--4.7%
5,358,000		Agreement with CIBC World Markets Corp., 1.270%, dated 5/30/2003, to be repurchased at $5,358,567 on 6/2/2003, collateralized by U.S. Treasury Obligations with maturities to 11/15/2027 (cost $5,358,000)	5,358,000

		Treasury Securities--13.6%
1,620,000		United States Treasury Bond, 6.125%, 11/15/2027	2,022,716
1,100,000		United States Treasury Note, 5.625%, 5/15/2008	1,271,699
2,156,000		United States Treasury Note, 6.000%, 8/15/2009	2,567,667
700,000		United States Treasury Note, 6.125%, 8/15/2007	815,500
Principal Amount or Shares			Value in U.S. Dollars
		BONDS--continued
		TREASURY AND GOVERNMENT SECURITIES--continued
		Treasury Securities--continued
$350,000		United States Treasury Note, 6.500%, 10/15/2006	$404,306
7,280,000		United States Treasury Note, 6.625%, 5/15/2007	8,576,786

		TOTAL	15,658,674

		TOTAL TREASURY AND GOVERNMENT SECURITIES	21,016,674

		HIGH YIELD BONDS--4.1%
725,997		High Yield Bond Portfolio	4,748,018

		MORTGAGE-BACKED SECURITIES--15.0%
1,678,349		Federated Mortgage Core Portfolio	17,253,427

		INVESTMENT GRADE BONDS--10.0%
		Automotive--0.3%
$350,000		Hertz Corp., 8.25%, 6/01/2005	366,174

		Banking--1.6%
400,000		Barclays Bank PLC, Bond, 8.55%, 9/29/2049	514,104
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	112,152
250,000		Crestar Financial Corp, Sub. Note, 8.75%, 11/15/2004	276,148
400,000		Swedbank, Sub., 11/29/2049	458,952
385,000		US BANK N.A., 6.30%, 2/04/2014	455,428

		TOTAL	1,816,784

		Basic Ind. - Metals & Mining--0.4%
400,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	464,772

		Cap. Goods - Environmental--0.3%
275,000		Waste Management, Inc., Deb., 8.75%, 5/01/2018	335,123

		Communications - Media & Cable--0.6%
600,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	710,880

		Communications - Media Non-cable--1.3%
340,000		News America Holdings, Company Guarantee, 8.00%, 10/17/2016	435,914
440,000		News America Holdings, Sr. Note, 8.50%, 2/15/2005	484,431
450,000		Reed Elsevier, Inc., 6.75%, 8/01/2011	535,419

		TOTAL	1,455,764

		Communications - Telecom Wirelines--0.8%
840,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	922,790

		Consumer Cyclical - Retailers--0.4%
400,000		Target Corp., 5.40%, 10/01/2008	449,504

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Education--0.4%
$375,000		Boston University, 7.625%, 7/15/2097	$488,108

		Financial Inst. - Brokerage--0.5%
225,000		Salomon, Inc., Note, 7.20%, 2/1/2004	233,921
282,342		World Financial, 6.91%, 9/01/2013	318,735

		TOTAL	552,656

		Financial Inst. - Insurance - P&C--0.7%
415,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	502,864
250,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	291,030

		TOTAL	793,894

		Financial Inst. - REITS--0.8%
800,000		SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027	965,360

		Insurance--0.2%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	195,063

		Sovereign--0.5%
460,000		Quebec, Province of, Deb., 7.50%, 9/15/2029	630,559

		Supranational--0.3%
250,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	288,373

		Utilities--0.7%
750,000		National Rural Utilities, MTN, 5.75%, 12/01/2008	828,293

		Utility - Electric--0.2%
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	226,250

		TOTAL INVESTMENT GRADE BONDS	11,490,347

		FOREIGN BONDS--7.1%
		Australia--0.1%
230,000		New South Wales, State of, Local Government Guarantee, (Series 08RG), 8.00%, 3/01/2008	170,308

		Canada--0.7%
385,000		Canada, Government of, Bond, 5.50%, 6/01/2009	303,980
100,000		Canada, Government of, Deb., 6.50%, 6/1/2004	75,503
47,000,000		Ontario, Province of, Note, (Series EMTN), 1.875%, 1/25/2010	433,853

		TOTAL	813,336

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Denmark--0.3%
2,200,000		Denmark, Kingdom of, Note, 4.00%, 11/15/2004	$356,895

		Germany, Federal Republic Of--1.0%
850,000		Germany, Government of, Bond, 5.00%, 1/04/2012	1,106,040

		Greece--0.7%
175,000		Greece, Government of, Bond, 6.50%, 1/11/2014	250,364
469,552		Greece, Government of, Bond, (Series 7-RG), 9/30/2003	556,808

		TOTAL	807,172

		Hungary--0.3%
64,000,000		Hungary, Government of, Bond, (Series 05/G), 7.75%, 4/12/2005	309,226

		Ireland--0.2%
200,000		Porsche International Finance PLC, Company Guarantee, 5.25%, 6/05/2007	249,846

		Italy--1.1%
610,000		Italy, Government of, Bond, 4.75%, 7/01/2005	754,731
375,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/29/2049	533,186

		TOTAL	1,287,917

		Norway--0.3%
2,150,000		Norway, Government of, Foreign Government Guarantee, 5.75%, 11/30/2004	328,747

		Poland--0.2%
650,000		Poland, Government of, Bond, (Series 0608), 5.75%, 6/24/2008	180,696

		Slovak Republic--0.1%
5,800,000		Slovakia Government Bond (Series 187), 5.00%, 12/18/2004	165,407

		Spain--0.7%
540,910		Spain, Government of, 6.15%, 1/31/2013	760,192

		Sweden--0.3%
2,350,000		Sweden, Kingdom of, Deb., (Series 1040), 6.50%, 5/05/2008	342,235

		United Kingdom--0.3%
220,000		United Kingdom, Government of, Treasury Bill, 5.00%, 3/07/2012	385,711

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		United States--0.8%
$280,000		CL Capital Trust I, Bond, 7.047%, 4/29/2049	$380,729
160,000		Goldman Sachs Group, Inc., Note, 5.125%, 4/24/2013	196,000
37,000,000		Toyota Motor Credit Corp., Sr. Unsub., 0.75%, 6/09/2008	316,800

		TOTAL	893,529

		TOTAL FOREIGN BONDS	8,157,257

		TOTAL BONDS (IDENTIFIED COST $58,441,356)	62,665,723

		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $107,424,733)[3]	114,291,660

		OTHER ASSETS AND LIABILITIES -- NET--0.6%	667,690

		TOTAL NET ASSETS--100%	$114,959,350

1 Non-income producing security.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $10,114,650 at May 31, 2003.

3 The cost of investments for federal tax purposes amounts to $107,865,750.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $107,424,733)		$114,291,660
Cash		619
Cash denominated in foreign currencies (identified cost $10,841)		10,838
Income receivable		526,770
Receivable for daily variation margin		148,050
Receivable for investments sold		59,594
Receivable for shares sold		91,672
Net receivable for foreign currency exchange contracts sold		47

TOTAL ASSETS		115,129,250

Liabilities:
Payable for investments purchased	$63,982
Payable for shares redeemed	76,666
Accrued expenses	29,252

TOTAL LIABILITIES		169,900

Net assets for 11,318,312 shares outstanding		$114,959,350

Net Assets Consist of:
Paid in capital		$120,941,122
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		7,976,844
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(14,055,529)
Undistributed net investment income		96,913

TOTAL NET ASSETS		$114,959,350

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$76,783,095 ÷ 7,557,528 shares outstanding		$10.16

Select Shares:
$38,176,255 ÷ 3,760,784 shares outstanding		$10.15

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $6,082)			$1,059,245
Interest			1,015,754

TOTAL INCOME			2,074,999

Expenses:
Investment adviser fee		$411,964
Administrative personnel and services fee		77,288
Custodian fees		17,719
Transfer and dividend disbursing agent fees and expenses		63,026
Directors'/Trustees' fees		1,747
Auditing fees		3,061
Legal fees		2,450
Portfolio accounting fees		32,120
Distribution services fee--Select Shares		137,355
Shareholder services fee--Institutional Shares		91,536
Shareholder services fee--Select Shares		45,785
Share registration costs		18,117
Printing and postage		15,533
Insurance premiums		852
Miscellaneous		2,035

TOTAL EXPENSES		920,588

Waivers:
Waiver of distribution services fee--Select Shares	$(45,785)
Waiver of shareholder services fee--Institutional Shares	(73,229)

TOTAL WAIVERS		(119,014)

Net expenses			801,574

Net investment income			1,273,425

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transaction and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(8,152,999)
Net realized gain on futures contracts			34,645
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			13,198,834

Net realized and unrealized gain on investments, foreign currency and futures contracts			5,080,480

Change in net assets resulting from operations			$6,353,905

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,273,425	$3,775,141
Net realized loss on investments, foreign currency transactions and futures contracts	(8,118,354)	(3,114,638)
Net realized gain on capital gain distributions from other investment companies	--	325
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	13,198,834	(5,166,001)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	6,353,905	(4,505,173)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(958,930)	(2,477,875)
Select Shares	(348,251)	(899,714)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,307,181)	(3,377,589)

Share Transactions:
Proceeds from sale of shares	10,523,137	18,592,054
Net asset value of shares issued to shareholders in payment of distributions declared	1,004,573	2,489,235
Cost of shares redeemed	(16,938,227)	(58,701,372)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(5,410,517)	(37,620,083)

Change in net assets	(363,793)	(45,502.845)

Net Assets:
Beginning of period	115,323,143	160,825,988

End of period (including undistributed net investment income of $96,913 and $130,669, respectively)	$114,959,350	$115,323,143

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Conservative Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily availiable, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2003, the Fund had realized gain of $34,645 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2003	42 S&P 500 Index Futures	Long	$1,098,216

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/28/2003	17,998 Euro Dollars	$21,390	$21,171	$(219)

Contracts Sold:
5/28/2003	20,091 Euro Dollars	$23,899	$23,633	$ 266

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 47

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund has adopted the provisions of the revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/2001			For the Year Ended 11/30/2002
	Cost of Investments	Accumulated Net Realized Gain (Loss)	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(476,028)	$609	$(476,637)	$153,941	$(142,161)	$296,102

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in shares were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	913,652	$8,775,248	1,343,155	$13,288,599
Shares issued to shareholders in payment of distributions declared	73,287	694,662	171,487	1,696,546
Shares redeemed	(1,351,399)	(12,869,817)	(4,392,552)	(43,299,445)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(364,460)	$(3,399,907)	(2,877,910)	$(28,314,300)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	182,224	$1,747,889	536,070	$5,303,455
Shares issued to shareholders in payment of distributions declared	32,669	309,911	80,109	792,689
Shares redeemed	(425,391)	(4,068,410)	(1,579,237)	(15,401,927)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(210,498)	$(2,010,610)	(963,058)	$(9,305,783)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(574,958)	$(5,410,517)	(3,840,968)	$(37,620,083)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $107,865,750. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $6,425,910. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,487,294 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,061,384.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and the amortization/accretion tax elections on fixed income securities.

At November 30, 2002, the Fund had a capital loss carryforward of $4,778,688 which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$2,464,553

2010	$2,314,135

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees

State Street Bank & Trust Co. is the Trust's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$19,589,019

Sales	$25,256,186

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of industries for non-U.S. issuers was as follows:

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles & Components	0.1%	Industrial Conglomerates	0.2%
Automotive	0.2%	Insurance	0.0%
Banking	1.3%	Internet Software & Services	0.0%
Banks	0.3%	Materials	0.1%
Capital Goods	0.1%	Media	0.2%
Commercial Services & Supplies	0.1%	Oil & Gas	0.1%
Communications Equipment	0.0%	Pharmaceuticals & Biotechnology	0.3%
Computers & Peripherals	0.0%	Retailing	0.0%
Consumer Durables & Apparel	0.0%	Semiconductors & Semiconductors Equipment	0.2%
Diversified Financials	0.2%	Software & Services	0.1%
Energy	0.2%	Sovereign	5.7%
Food & Staples Retailing	0.0%	State/Provincial Government	0.5%
Food, Beverage & Tobacco	0.2%	Technology Hardware & Equipment	0.1%
Health Care Equipment, Services & Supplies	0.1%	Telecommunication Services	0.3%
Hotels, Restaurants & Leisure	0.1%	Transportation	0.1%
Household & Personal Products	0.1%	Utilities	0.2%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Managed Conservative Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212408
Cusip 314212309

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00516-01 (7/03)

Federated Investors
World-Class Investment Manager

Federated Managed Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights -- Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$ 9.93	$11.39	$13.42	$15.17	$14.12	$13.58
Income From Investment Operations:
Net investment income	0.05	0.12 [2]	0.18	0.27 [3]	0.22	0.23
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.34	(1.47)[2]	(1.39)	(1.02)	1.75	1.22

TOTAL FROM INVESTMENT OPERATIONS	0.39	(1.35)	(1.21)	(0.75)	1.97	1.45

Less Distributions:
Distributions from net investment income	(0.04)	(0.11)	(0.18)	(0.22)	(0.20)	(0.22)
Distributions from paid in capital[4]	--	--	(0.03)	--	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.61)	(0.78)	(0.72)	(0.69)

TOTAL DISTRIBUTIONS	(0.04)	(0.11)	(0.82)	(1.00)	(0.92)	(0.91)

Net Asset Value, End of Period	$10.28	$ 9.93	$11.39	$13.42	$15.17	$14.12

Total Return[5]	3.97%	(11.95)%	(9.55)%	(5.48)%	14.83%	11.34%

Ratios to Average Net Assets:

Expenses	1.41%[6]	1.28%[7]	1.27%	1.16%	1.15%	1.12%

Net investment income	0.92%[6]	0.98%[2]	1.52%	1.81%	1.53%	1.66%

Expense waiver/reimbursement[8]	0.25%[6]	0.20%	0.20%	0.20%	0.22%	0.33%

Supplemental Data

Net assets, end of period (000 omitted)	$43,577	$48,840	$69,632	$83,495	$93,453	$88,113

Portfolio turnover	39%	14%	43%	86%	113%	123%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 1.01% to 0.98%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

8 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights -- Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$ 9.92	$11.38	$13.40	$15.15	$14.10	$13.56
Income From Investment Operations:
Net investment income	0.01	0.03 [2]	0.10	0.17 [3]	0.12	0.15
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.35	(1.46)[2]	(1.39)	(1.02)	1.75	1.21

TOTAL FROM INVESTMENT OPERATIONS	0.36	(1.43)	(1.29)	(0.85)	1.87	1.36

Less Distributions:
Distributions from net investment income	(0.01)	(0.03)	(0.10)	(0.12)	(0.10)	(0.13)
Distributions from paid in capital[4]	--	--	(0.02)	--	--	--
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.61)	(0.78)	(0.72)	(0.69)

TOTAL DISTRIBUTIONS	(0.01)	(0.03)	(0.73)	(0.90)	(0.82)	(0.82)

Net Asset Value, End of Period	$10.27	$ 9.92	$11.38	$13.40	$15.15	$14.10

Total Return[5]	3.62%	(12.60)%	(10.18)%	(6.15)%	14.05%	10.58%

Ratios to Average Net Assets:

Expenses	2.11%[6]	1.98%[7]	1.97%	1.86%	1.85%	1.82%

Net investment income	0.23%[6]	0.28%[2]	0.82%	1.13%	0.83%	0.96%

Expense waiver/reimbursement[8]	0.30%[6]	0.25%	0.25%	0.25%	0.27%	0.38%

Supplemental Data:

Net assets, end of period (000 omitted)	$36,750	$38,719	$59,463	$72,377	$68,512	$66,407

Portfolio turnover	39%	14%	43%	86%	113%	123%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. For the year ended November 30, 2002, this change had no effect on net investment income per share or net realized and unrealized gain (loss) on investments per share, but decreased the ratio of net investment income to average net assets from 0.31% to 0.28%. Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Represents a return of capital for federal income tax purposes.

5 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

6 Computed on an annualized basis.

7 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements.

8 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--86.3%
		LARGE-CAP STOCKS--52.3%
		Consumer Discretionary--5.2%
25,900	[1]	AOL Time Warner, Inc.	$394,198
4,100	[1]	Clear Channel Communications, Inc.	166,870
12,114	[1]	Comcast Corp., Class A	364,752
15,772		Ford Motor Co.	165,606
1,500		Gannett Co., Inc.	118,500
12,950		Home Depot, Inc.	420,745
5,600		Interpublic Group Cos., Inc.	77,000
2,500		Johnson Controls, Inc.	208,125
4,500		Knight-Ridder, Inc.	316,980
4,300	[1]	Kohl's Corp.	225,105
6,100		Lowe's Cos., Inc.	257,786
4,800		Nike, Inc., Class B	268,752
1,800		Omnicom Group, Inc.	125,658
7,400		Target Corp.	271,062
10,428	[1]	Viacom, Inc., Class B	474,683
14,700		Walt Disney Co.	288,855

		TOTAL	4,144,677

		Consumer Staples--6.4%
11,100		Altria Group, Inc.	458,430
4,400		Anheuser-Busch Cos., Inc.	231,572
13,500		Coca-Cola Co.	615,195
7,000		Costco Wholesale Corp.	259,350
11,100		Gillette Co.	373,071
4,400		Kimberly-Clark Corp.	228,492
8,200		Kroger Co.	131,610
14,700		McCormick & Co., Inc.	395,430
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Consumer Staples--continued
9,900		PepsiCo, Inc.	$437,580
6,100		Procter & Gamble Co.	560,102
3,500		UST, Inc.	123,585
21,500		Wal-Mart Stores, Inc.	1,131,115
6,900		Walgreen Co.	212,451

		TOTAL	5,157,983

		Energy--3.3%
4,400		Anadarko Petroleum Corp.	216,832
4,400		Ashland, Inc.	142,824
900		BP Amoco PLC, ADR	37,701
5,000		Baker Hughes, Inc.	165,250
6,500		ChevronTexaco Corp.	461,110
5,208		ConocoPhillips	281,076
29,380		Exxon Mobil Corp.	1,069,432
1,500		Royal Dutch Petroleum Co., ADR	68,325
4,500		Schlumberger Ltd.	218,790

		TOTAL	2,661,340

		Financials--10.0%
7,100		Allstate Corp.	255,529
7,800		American Express Co.	324,948
13,339		American International Group, Inc.	772,061
10,600		Bank One Corp.	396,016
8,094		Bank of America Corp.	600,575
7,100		Bank of New York Co., Inc.	205,474
26,033		Citigroup, Inc.	1,067,874
4,000		Federal Home Loan Mortgage Corp.	239,240
5,300		Fannie Mae	392,200
5,300		Fifth Third Bancorp	304,750
7,826		FleetBoston Financial Corp.	231,415
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Financials--continued
2,900		Lehman Brothers Holdings, Inc.	$207,727
4,500		Lincoln National Corp.	156,600
2,100		Loews Corp.	101,010
5,200		Marsh & McLennan Cos., Inc.	260,676
5,300		Mellon Financial Corp.	144,001
5,700		Merrill Lynch & Co., Inc.	246,810
6,800		Morgan Stanley	311,100
1,600		SLM Holding Corp.	192,000
16,500		Schwab (Charles) Corp.	160,050
5,483		Travelers Property Casualty Corp., Class B	88,660
13,614		U.S. Bancorp	322,652
9,700		Wachovia Corp.	389,746
6,900		Washington Mutual, Inc.	281,382
8,300		Wells Fargo & Co.	400,890

		TOTAL	8,053,386

		Healthcare--7.9%
8,600		Abbott Laboratories	383,130
6,800	[1]	Amgen, Inc.	440,028
3,200	[1]	Anthem, Inc.	234,720
4,800		Baxter International, Inc.	121,632
3,700	[1]	Biogen, Inc.	157,028
11,700		Bristol-Myers Squibb Co.	299,520
3,600		Cardinal Health, Inc.	207,756
2,700	[1]	Forest Laboratories, Inc., Class A	136,350
3,500		Guidant Corp.	147,980
12,600		Johnson & Johnson	684,810
5,800		Lilly (Eli) & Co.	346,666
5,800		Medtronic, Inc.	282,634
10,500		Merck & Co., Inc.	583,590
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Healthcare--continued
2,600		Mylan Laboratories, Inc.	$75,088
35,568		Pfizer, Inc.	1,103,319
10,500		Schering Plough Corp.	193,725
2,200		St. Jude Medical, Inc.	123,420
4,300		UnitedHealth Group, Inc.	412,542
7,400		Wyeth	324,490
2,430	[1]	Zimmer Holdings, Inc.	109,010

		TOTAL	6,367,438

		Industrials--4.9%
600		3M Co.	75,882
6,800		Boeing Co.	208,556
3,200		Caterpillar, Inc.	166,880
2,000		Danaher Corp.	133,840
4,700		Deere & Co.	205,249
2,300		Eaton Corp.	193,039
46,600		General Electric Co.	1,337,420
6,400		Honeywell International, Inc.	167,680
4,000		Lockheed Martin Corp.	185,680
4,700		Raytheon Co.	150,588
3,900		Textron, Inc.	135,915
12,200		Tyco International Ltd.	215,940
5,200		Union Pacific Corp.	317,148
3,700		United Technologies Corp.	252,525
7,000		Waste Management, Inc.	178,290

		TOTAL	3,924,632

		Information Technology--9.1%
6,900	[1]	Apple Computer, Inc.	123,993
11,300	[1]	Applied Materials, Inc.	175,828
4,900		Automatic Data Processing, Inc.	171,010
36,800	[1]	Cisco Systems, Inc.	599,104
6,500		Computer Associates International, Inc.	140,855
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Information Technology--continued
11,100	[1]	Corning, Inc.	$81,141
10,400	[1]	Dell Computer Corp.	325,416
15,800		EMC Corp. Mass	170,956
4,500		Electronic Data Systems Corp.	90,675
3,600	[1]	Fiserv, Inc.	119,124
5,400		First Data Corp.	223,668
17,433		Hewlett-Packard Co.	339,944
34,100		Intel Corp.	710,644
8,400		International Business Machines Corp.	739,536
6,900	[1]	Intuit, Inc.	318,021
1,700	[1]	Lexmark International Group, Class A	126,480
32,600	[1]	Lucent Technologies, Inc.	72,046
45,700		Microsoft Corp.	1,124,677
18,300		Motorola, Inc.	155,916
1,900		Nokia Oyj, ADR, Class A	34,276
3,500	[1]	Novellus Systems, Inc.	121,275
30,000	[1]	Oracle Corp.	390,300
5,900		Qualcomm, Inc.	198,122
29,000	[1]	Sun Microsystems, Inc.	125,570
4,700	[1]	SunGuard Data Systems, Inc.	108,100
10,700		Texas Instruments, Inc.	219,350
5,300	[1]	Veritas Software Corp.	147,075
5,100	[1]	Yahoo, Inc.	152,235

		TOTAL	7,305,337

		Materials--1.5%
7,200		Alcoa, Inc.	177,192
6,160		Du Pont (E.I.) de Nemours & Co.	259,582
6,500		International Paper Co.	238,355
4,200		MeadWestvaco Corp.	105,168
4,975		Monsanto Co.	99,749
4,200		PPG Industries, Inc.	204,246
2,700		Weyerhaeuser Co.	136,026

		TOTAL	1,220,318

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-CAP STOCKS--continued
		Telecommunication Services--2.5%
5,693		AT&T Corp.	$110,957
18,207	[1]	AT&T Wireless Services, Inc.	141,468
2,400		Alltel Corp.	114,912
10,200		BellSouth Corp.	270,402
6,600	[1]	NEXTEL Communications, Inc., Class A	98,934
29,375		Qwest Communications International, Inc.	131,894
17,100		SBC Communications, Inc.	435,366
8,700		Sprint Corp. (FON Group)	117,972
14,300	[1]	Sprint Corp. (PCS Group)	63,778
13,406		Verizon Communications	507,417

		TOTAL	1,993,100

		Utilities--1.5%
6,300		CenterPoint Energy, Inc.	60,165
8,800		Cinergy Corp.	333,872
3,100		FPL Group, Inc.	206,057
5,100		FirstEnergy Corp.	187,731
6,300		NiSource, Inc.	123,543
4,700		Sempra Energy	128,169
6,000		Southern Co.	188,880

		TOTAL	1,228,417

		TOTAL LARGE-CAP STOCKS	42,056,628

		SMALL-CAP STOCKS--18.1%
		Consumer Discretionary--3.7%
7,600	[1]	1-800-FLOWERS.COM, Inc.	63,460
1,500	[1]	Advance Auto Parts, Inc.	89,220
7,100	[1]	Aftermarket Technology Co.	74,195
2,550	[1]	Ann Taylor Stores Corp.	65,203
2,200		Bob Evans Farms, Inc.	56,694
1,900		Borg-Warner Automotive, Inc.	110,428
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Consumer Discretionary--continued
3,982	[1]	CarMax, Inc.	$92,581
2,800	[1]	Chicos Fas, Inc.	59,920
1,300	[1]	Coach, Inc.	63,869
2,400	[1]	Cost Plus, Inc.	86,280
2,200	[1]	Cox Communications, Inc., Class A	68,156
2,200		Darden Restaurants, Inc.	43,582
2,600	[1]	Dollar Tree Stores, Inc.	75,400
1,300	[1]	Entercom Communication Corp.	63,115
2,200		Family Dollar Stores, Inc.	80,190
1,900	[1]	Furniture Brands International, Inc.	49,932
3,000	[1]	Genesco, Inc.	45,450
200		Grey Global Group, Inc.	131,400
1,900	[1]	Gtech Holdings Corp.	66,766
1,300		Harman International Industries, Inc.	96,460
1,500		KB HOME	93,750
2,000	[1]	Lamar Advertising Co.	70,520
2,400	[1]	Leapfrog Enterprises, Inc.	69,432
900		Lennar Corp., Class A	60,345
90		Lennar Corp., Class B	5,864
2,200		M/I Schottenstein Homes, Inc.	89,320
4,100	[1]	Macrovision Corp.	78,798
3,300	[1]	Monro Muffler Brake, Inc.	83,160
200	[1]	NVR, Inc.	81,550
2,800		Nordstrom, Inc.	52,220
4,500	[1]	Orient-Express Hotel Ltd.	55,710
2,400		OshKosh B'Gosh, Inc., Class A	60,360
1,700	[1]	Panera Bread Co.	59,347
14,740	[1]	PetSmart, Inc.	254,855
7,700	[1]	Prime Hospitality Corp.	51,282
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Consumer Discretionary--continued
2,600		Ruby Tuesday, Inc.	$59,982
2,600	[1]	Shuffle Master, Inc.	69,701
1,700		Stanley Works	47,532
3,700		The Nautilus Group, Inc.	48,063
1,300	[1]	Timberland Co., Class A	64,467
1,400		Worldwide Restaurant Concepts, Inc.	3,990

		TOTAL	2,942,549

		Consumer Staples--0.5%
1,300		Coors Adolph Co., Class B	71,604
1,700	[1]	Dean Foods Co.	77,775
600		Farmer Brothers Co.	193,200
5,200		Nu Skin Enterprises, Inc.	52,000

		TOTAL	394,579

		Energy--0.8%
1,242		Devon Energy Corp.	64,584
3,163	[1]	FMC Technologies, Inc.	70,630
2,400		Forest Oil Corp.	58,632
3,700	[1]	Oceaneering International, Inc.	101,565
1,900	[1]	Patterson-UTI Energy, Inc.	69,521
4,500	[1]	Stelmar Shipping Ltd.	69,750
2,400	[1]	Stone Energy Corp.	98,160
1,900		Tidewater, Inc.	62,738
3,300	[1]	Varco International, Inc. - New	71,445

		TOTAL	667,025

		Financials--2.9%
1,300	[1]	Affiliated Managers Group	71,500
2,200	[1]	Arch Capital Group Ltd.	81,400
2,000		Bank of Hawaii Corp.	69,840
2,200		Capital One Financial Corp.	105,974
3,000		Cathay Bancorp, Inc.	122,550
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Financials--continued
1,500		Chicago Mercantile Exchange Holdings, Inc.	$92,220
2,600		Chittenden Corp.	71,864
1,700		Downey Financial Corp.	74,630
2,600	[1]	Federal Agricultural Mortgage Association, Class C	61,802
1,700		First Citizens Bancshares, Inc., Class A	171,989
2,400		Gallagher (Arthur J.) & Co.	65,400
4,800		Greater Bay Bancorp	96,480
8,600		IndyMac Bancorp, Inc.	221,020
1,600		International Bancshares Corp.	74,224
3,700	[1]	Investment Technology Group, Inc.	51,874
2,600		Labranche & Co. Inc.	53,950
700	[1]	Markel Corp.	176,575
800	[1]	National Western Life Insurance Co., Class A	86,888
1,200		Park National Corp.	133,800
2,100	[1]	Philadelphia Consolidated Holding Corp.	85,911
6,900		Phoenix Companies, Inc.	58,029
3,200		Seacoast Banking Corp. of Florida	56,800
3,700		Silicon Valley Bancshares	93,277
1,900		Suffolk Bancorp	62,263
3,500		Wilmington Trust Corp.	101,500

		TOTAL	2,341,760

		Healthcare--2.6%
1,500		Analogic Corp.	76,500
4,100	[1]	Apria Healthcare Group, Inc.	98,933
13,200	[1]	Aspect Medical Systems, Inc.	99,660
2,100		Bausch & Lomb, Inc.	79,674
2,200	[1]	Charles River Laboratories International, Inc.	69,894
7,400	[1]	Conceptus, Inc.	106,190
3,000	[1]	First Health Group Corp.	76,980
1,700		Fisher Scientific International, Inc.	53,873
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Healthcare--continued
7,600	[1]	Genta, Inc.	$88,084
1,500	[1]	ICU Medical, Inc.	46,350
1,700	[1]	IDEC Pharmaceuticals Corp.	64,889
1,900	[1]	INAMED Corp.	97,926
3,000	[1]	InterMune, Inc.	75,540
2,800	[1]	Inveresk Research Group, Inc.	45,836
3,300	[1]	King Pharmaceuticals, Inc.	47,223
3,300	[1]	Laboratory Corporation of America Holdings	106,095
2,300	[1]	LifePoint Hospitals, Inc.	49,105
2,000	[1]	Lincare Holdings, Inc.	61,740
2,200		Matthews International Corp., Class A	52,866
1,100	[1]	Medicis Pharmaceutical Corp., Class A	61,600
2,600	[1]	Orthofix International NV	85,540
2,229	[1]	Quest Diagnostic, Inc.	141,229
5,900	[1]	SangStat Medical Corp.	81,007
4,600	[1]	Serologicals Corp.	60,950
3,000	[1]	Shire Pharmaceuticals Group PLC, ADR	62,250
4,500	[1]	Telik, Inc.	65,745
3,700	[1]	VCA Antech, Inc.	69,560
1,500		Varian Medical Systems, Inc.	83,625

		TOTAL	2,108,864

		Industrials--2.2%
828		Alleghany Corp.	146,763
1,150	[1]	Alliant Techsystems, Inc.	58,040
1,700		Arbitron, Inc.	59,585
2,600		CNF Transporation, Inc.	78,234
9,900	[1]	Ceradyne, Inc.	157,727
2,800	[1]	CoStar Group, Inc.	78,848
2,100	[1]	Corporate Executive Board Co.	88,620
2,000	[1]	DRS Technologies, Inc.	50,000
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Industrials--continued
5,600		Delta Air Lines, Inc.	$74,816
3,300	[1]	Dollar Thrifty Automotive Group	63,789
1,500	[1]	Emcor Group Inc.	74,445
3,500	[1]	Forward Air Corp.	89,040
1,700		Franklin Electronics, Inc.	95,353
2,000	[1]	Genlyte Group, Inc.	75,980
1,900		Jacobs Engineering Group, Inc.	74,176
2,800	[1]	Kroll, Inc.	64,988
1,700		NACCO Industries, Inc., Class A	98,345
1,700		SPX Corp.	65,501
2,800		Sequa Corp., Class A	101,948
1,500	[1]	Simpson Manufacturing Co., Inc.	53,400
900		Strayer Education, Inc.	60,057
2,100		Tennant Co.	73,395

		TOTAL	1,783,050

		Information Technology--3.6%
12,100	[1]	ATI Technologies, Inc.	101,035
1,200	[1]	Affiliated Computer Services, Inc., Class A	55,608
5,000	[1]	Altiris, Inc.	80,950
4,800	[1]	Amdocs Ltd.	93,648
1,900	[1]	Amphenol Corp., Class A	89,775
15,400	[1]	Applied Micro Circuits Corp.	77,308
2,200	[1]	Avocent Corp.	65,032
1,500		Black Box Corp.	55,815
1,300	[1]	Cabot Microelectronics Corp.	60,125
9,700	[1]	Concord EFS, Inc.	146,664
3,000	[1]	Cree Research, Inc.	73,710
2,400		FactSet Research Systems	92,400
4,300	[1]	Fairchild Semiconductor International, Inc., Class A	60,114
9,900	[1]	Informatica Corp.	69,300
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Information Technology--continued
2,940	[1]	Intersil Holding Corp.	$71,854
8,000	[1]	Intrado, Inc.	108,240
1,850	[1]	Iron Mountain, Inc.	73,075
4,300	[1]	Macromedia, Inc.	86,688
9,100	[1]	Magma Design Automation	157,439
2,400	[1]	Manhattan Associates, Inc.	64,464
31,400	[1]	NIC, Inc.	70,022
1,500	[1]	National Instruments Corp.	54,525
22,400	[1]	Online Resources Corp.	94,080
11,900	[1]	ParthusCeva, Inc.	82,110
4,500	[1]	Plantronics, Inc.	96,885
8,200	[1]	Radvision Ltd.	52,972
1,700		Roper Industries, Inc.	62,373
2,200	[1]	ScanSource, Inc.	55,220
10,000	[1]	SeaChange International, Inc.	113,000
7,800		Skyworks Solutions, Inc.	58,032
8,000	[1]	Synaptics, Inc.	93,040
5,800	[1]	UTStarcom, Inc.	171,970
2,200	[1]	Varian Semiconductor Equipment Associates, Inc.	61,358
1,100	[1]	Zebra Technologies Co., Class A	80,288
3,800	[1]	Zoran Corp.	77,786

		TOTAL	2,906,905

		Materials--1.0%
1,800		Ameron, Inc.	62,802
3,200		Arch Coal, Inc.	72,352
1,700		Ball Corp.	84,184
5,600		Commercial Metals Corp.	100,128
2,200	[1]	Cytec Industries, Inc.	72,820
2,400		Greif Brothers Corp., Class A	51,840
2,000		Lubrizol Corp.	63,800
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-CAP STOCKS--continued
		Materials--continued
4,300		Penford Corp.	$50,998
1,500	[1]	Phelps Dodge Corp.	54,675
1,900		Rayonier, Inc.	98,097
1,300	[1]	Scotts Co.	64,350

		TOTAL	776,046

		Telecommunication Services--0.1%
1,100	[1]	Lynch Interactive Corp.	24,090

		Utilities--0.7%
2,200		Black Hills Corp.	66,110
4,300		DQE, Inc.	70,692
1,300		Entergy Corp.	67,197
3,000		Kinder Morgan, Inc.	153,150
2,100		SJW Corp.	180,075

		TOTAL	537,224

		TOTAL SMALL-CAP STOCKS	14,482,092

		FOREIGN STOCKS--15.3%
		Australia--0.2%
5,765		News Corp. Ltd., ADR	177,389

		Canada--0.2%
11,300		Placer Dome, Inc.	123,509

		France--1.6%
5,860		BNP Paribas SA	290,761
3,541		L'Oreal SA	257,327
1,452		Pernod Ricard	144,496
2,785		Schneider Electric SA	127,515
4,496		Tf1 Television Francaise	133,223
2,342		TotalFinaElf SA, Class B	343,391

		TOTAL	1,296,713

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN STOCKS--continued
		Germany, Federal Republic of--1.2%
4,090		Deutsche Boerse AG	$215,345
17,300		Deutsche Telekom AG	259,304
3,220		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	362,168
3,100		Schering AG	163,343

		TOTAL	1,000,160

		Hong Kong--0.4%
81,500		CNOOC Ltd.	114,002
96,000		Cathay Pacific Airways	121,965
34,000		Television Broadcasts Ltd.	109,172

		TOTAL	345,139

		Ireland--0.2%
9,820		Bank of Ireland	118,801

		Israel--0.2%
2,600		Teva Pharmaceutical Industries, Ltd., ADR	131,791

		Italy--0.3%
29,700		Enel SpA	206,933

		Japan--2.6%
10,000		Ajinomoto Co., Inc.	99,691
10,300		Bridgestone Corp.	134,689
7,300		Credit Saison Co. Ltd.	128,301
13,000		Dai Nippon Printing Co. Ltd.	134,695
4,600		Honda Motor Co. Ltd.	167,135
2,000		Hoya Corp.	126,375
38		KDDI Corp.	132,497
15,000		Kirin Brewery Co. Ltd.	111,994
34,000		Komatsu Ltd.	125,957
14,000		Konica Corp	129,071
24,000		NGK Insulators	128,757
15,700		Nomura Securities Co. Ltd.	161,169
Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN STOCKS--continued
		Japan--continued
5,100		Pioneer Electronic Corp	$107,631
5,500		Secom Co. Ltd.	169,353
14,000		Taiyo Yuden Co	119,357
5,000		Toyota Motor Corp.	120,466

		TOTAL	2,097,138

		Korea, Republic of--0.2%
463		Samsung Electronics Co.	125,526
2,820		Samsung Securities Co. Ltd.	64,381

		TOTAL	189,907

		Netherlands--0.6%
23,958	[1]	ASM Lithography Holding NV	238,740
5,900		Euronext NV	146,170
4,800		VNU - Verenigde Nederlandse Uitgeversbedrijven	139,505

		TOTAL	524,415

		Portugal--0.1%
10,900		Portugal Telecom SGPS SA	83,426

		Russia--0.4%
1,750		Gazprom, ADR	30,625
3,915	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	108,250
1,250		Lukoil Oil Co., ADR	92,050
1,462		YUKOS Oil Co., ADR	73,710

		TOTAL	304,635

		Singapore--0.7%
608,209	[1]	Comfortdelgro Corp.	287,536
22,000		DBS Group Holdings Ltd.	125,201
22,000		Singapore Airlines Ltd.	122,425

		TOTAL	535,162

		Spain--0.4%
26,803		Telefonica SA	301,543

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN STOCKS--continued
		Switzerland--0.8%
1,005		Nestle SA	$210,876
4,354		Roche Holding AG - GENUSS	332,543
6,020		STMicroelectronics N.V. (NY Reg Shs)	137,316

		TOTAL	680,735

		Taiwan, Province of China--0.6%
55,000		Asustek Computer, Inc.	129,629
120,000	[1]	Taiwan Semiconductor Manufacturing Co.	187,981
294,000		United Microelectronics Corp.	186,870

		TOTAL	504,480

		United Kingdom--4.6%
17,100		Amvescap PLC	104,128
6,730		AstraZeneca PLC	273,182
36,380		BP Amoco PLC	249,584
42,600		Barclays PLC	300,878
14,500		British American Tobacco PLC	155,901
21,600		Cadbury Schweppes PLC	125,702
19,780		GlaxoSmithKline PLC	391,305
48,204		Kingfisher PLC	202,327
29,170		Rank Group PLC	119,546
8,700		Reckitt Benckiser PLC	169,739
7,600		Rio Tinto PLC	149,113
13,783		Royal Bank of Scotland PLC, Edinburgh	358,699
31,700		Smith & Nephew PLC	192,364
55,800		Tesco PLC	186,990
248,102		Vodafone Group PLC	539,808
20,500		WPP Group PLC	164,919

		TOTAL	3,684,185

		TOTAL FOREIGN STOCKS	12,306,061

Principal Amount or Shares			Value in U.S. Dollars
		STOCKS--continued
		FUTURES CONTRACTS COLLATERAL--0.6%[2]
$500,000		United States Treasury Bill, 6/19/2003	$499,711

		TOTAL STOCKS (IDENTIFIED COST $64,651,719)	69,344,492

		BONDS--13.6%
		TREASURY AND GOVERNMENT SECURITIES--7.8%
		Repurchase Agreement--2.3%
1,858,000		Agreement with CIBC World Markets Corp., 1.270%, dated 5/30/2003, to be repurchased at $1,858,197 on 6/2/2003, collateralized by U.S. Treasury Obligations with maturities to 11/15/2027 (cost $1,858,000)	1,858,000

		Treasury Securities--5.5%
315,000		United States Treasury Bond, 6.125%, 11/15/2027	393,306
1,800,000		United States Treasury Bond, 8.125%, 5/15/2021	2,678,346
850,000		United States Treasury Note, 1.875%, 9/30/2004	857,837
405,000		United States Treasury Note, 6.500%, 10/15/2006	467,840

		TOTAL	4,397,329

		TOTAL TREASURY AND GOVERNMENT SECURITIES	6,255,329

		HIGH YIELD BONDS--2.9%
359,817		High Yield Bond Portfolio	2,353,204

		MORTGAGE-BACKED SECURITIES--2.9%
228,673		Federated Mortgage Core Portfolio	2,350,754

		TOTAL BONDS (IDENTIFIED COST $10,556,321)	10,959,287

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $75,208,040)[3]	80,303,779

		OTHER ASSETS AND LIABILITIES -- NET--0.1%	22,903

		TOTAL NET ASSETS--100%	$80,326,682

1 Non-income producing security.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividends and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and to minimize trading costs. The underlying face amount, at value, of open index futures contracts was $481,650 at May 31, 2003.

3 The cost of investments for federal tax purposes amounts to $75,232,862.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $75,208,040)		$80,303,779
Cash		853
Cash denominated in foreign currency (identified cost $8,814)		8,815
Income receivable		138,222
Receivable for daily variation margin		7,050
Net receivable for foreign currency exchange contracts sold		330
Receivable for investments sold		243,521
Receivable for shares sold		85,325

TOTAL ASSETS		80,787,895

Liabilities:
Payable for investments purchased	$248,999
Payable for shares redeemed	147,193
Accrued expenses	65,021

TOTAL LIABILITIES		461,213

Net assets for 7,817,534 shares outstanding		$80,326,682

Net Assets Consist of:
Paid in capital		$101,305,139
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		5,166,947
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(26,197,525)
Undistributed net investment income		52,121

TOTAL NET ASSETS		$80,326,682

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$43,577,191 ÷ 4,238,820 shares outstanding		$10.28

Select Shares:
$36,749,491 ÷ 3,578,714 shares outstanding		$10.27

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $24,089)			$776,006
Interest			133,047

TOTAL INCOME			909,053

Expenses:
Investment adviser fee		$292,507
Administrative personnel and services fee		77,288
Custodian fees		12,280
Transfer and dividend disbursing agent fees and expenses		85,664
Directors'/Trustees' fees		1,463
Auditing fees		6,380
Legal fees		2,572
Portfolio accounting fees		33,906
Distribution services fee--Select Shares		130,491
Shareholder services fee--Institutional Shares		54,005
Shareholder services fee--Select Shares		43,497
Share registration costs		16,041
Printing and postage		17,002
Insurance premiums		755
Miscellaneous		1,408

TOTAL EXPENSES		775,259

Waivers:
Waiver of investment adviser fee	$(17,633)
Waiver of distribution services fee--Select Shares	(43,497)
Waiver of shareholder services fee--Institutional Shares	(43,204)

TOTAL WAIVERS		(104,334)

Net expenses			670,925

Net investment income			238,128

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(8,308,655)
Net realized gain on futures contracts			171,187
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			10,342,320

Net realized and unrealized gain on investments, foreign currency and futures contracts			2,204,852

Change in net assets resulting from operations			$2,442,980

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$238,128	$708,791
Net realized loss on investments, foreign currency transactions and futures contracts	(8,137,468)	(7,537,622)
Net realized gain on capital gain distributions from other investment companies	--	64
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	10,342,320	(7,628,290)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,442,980	(14,457,057)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(187,433)	(602,693)
Select Shares	(30,072)	(141,316)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(217,505)	(744,009)

Share Transactions:
Proceeds from sale of shares	7,234,876	23,966,439
Net asset value of shares issued to shareholders in payment of distributions declared	187,710	646,713
Cost of shares redeemed	(16,879,933)	(50,949,210)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(9,457,347)	(26,336,058)

Change in net assets	(7,231,872)	(41,537,124)

Net Assets:
Beginning of period	87,558,554	129,095,678

End of period (including undistributed net investment income of $52,121 and $31,498, respectively)	$80,326,682	$87,558,554

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP).

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Distributions are determined in accordance with income tax regulations which may differ from GAAP. These distributions do not represent a return of capital for federal income tax purposes.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2003, the Fund had net realized gains of $171,187 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2003	2 S&P 500 Index Futures	Long	$68,516

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date.

At May 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange for	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:

5/28/2003	62,992 Euro Dollars	$74,864	$74,098	$ (766)

Contracts Sold:

5/28/2003	82,659 Euro Dollars	$98,328	$97,232	1,096

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 330

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund has adopted the provisions of the revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(51,726)	$(51,726)	$(28,241)	$(29,296)	$57,537

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	475,112	$4,472,652	1,482,462	$15,964,791
Shares issued to shareholders in payment of distributions declared	16,929	158,880	47,485	512,172
Shares redeemed	(1,172,513)	(11,059,385)	(2,725,225)	(28,835,905)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(680,472)	$(6,427,853)	(1,195,278)	$(12,358,942)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	291,716	$2,762,224	748,013	$8,001,648
Shares issued to shareholders in payment of distributions declared	3,068	28,830	12,287	134,541
Shares redeemed	(619,908)	(5,820,548)	(2,083,775)	(22,113,305)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(325,124)	$(3,029,494)	(1,323,475)	$(13,977,116)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,005,596)	$(9,457,347)	(2,518,753)	$(26,336,058)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $75,232,862. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $5,070,917. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,279,720 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,208,803.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and the amortization/accretion tax elections on fixed income securities.

At November 30, 2002, the Fund had a capital loss carryforward of $17,240,438, which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$10,114,806

2010	$ 7,125,632

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees

State Street Bank & Trust Co. is the the Trust's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$28,793,868

Sales	$29,390,355

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets	Industry	Percentage of Net Assets
Automobiles & Components	0.5%	Industrial Conglomerates	0.3%
Banks	1.5%	Insurance	0.1%
Capital Goods	0.5%	Internet Software & Services	0.1%
Commercial Services & Supplies	0.4%	Materials	0.5%
Communications Equipment	0.0%	Media	0.9%
Computers & Peripherals	0.1%	Oil & Gas	0.2%
Consumer Durables & Apparel	0.3%	Pharmaceuticals & Biotechnology	1.7%
Diversified Financials	1.0%	Retailing	0.3%
Energy	1.1%	Semiconductors & Semiconductor Equipment	1.1%
Food & Staples Retailing	0.2%	Software & Services	0.6%
Food, Beverage & Tobacco	1.1%	Technology HW & Equipment	0.5%
Health Care Equipment, Services & Supplies	0.4%	Telecommunications Services	1.6%
Hotels, Restaurants & Leisure	0.2%	Transportation	0.7%
Household & Personal Products	0.5%	Utilities	0.3%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Managed Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212200
Cusip 314212101

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00514-01 (7/03)

Federated Investors
World-Class Investment Manager

Federated Managed Income Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.11	$10.28	$10.24	$10.41	$11.13	$10.77
Income From Investment Operations:
Net investment income	0.18	0.45 [2,3]	0.51	0.58 [3]	0.55	0.55
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.49	(0.20)[2]	0.06	(0.13)	(0.42)	0.49

TOTAL FROM INVESTMENT OPERATIONS	0.67	0.25	0.57	0.45	0.13	1.04

Less Distributions:
Distributions from net investment income	(0.21)	(0.42)	(0.51)	(0.53)	(0.54)	(0.55)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.02)	(0.09)	(0.31)	(0.13)

TOTAL DISTRIBUTIONS	(0.21)	(0.42)	(0.53)	(0.62)	(0.85)	(0.68)

Net Asset Value, End of Period	$10.57	$10.11	$10.28	$10.24	$10.41	$11.13

Total Return[4]	6.69%	2.51%	5.76%	4.49%	1.22%	10.06%

Ratios to Average Net Assets:

Expenses	0.91%[5]	0.89%	0.83%	0.80%	0.80%	0.80%

Net investment income	3.55%[5]	4.45%[2]	5.13%	5.62%	5.21%	5.09%

Expense waiver/reimbursement[6]	0.61%[5]	0.57%	0.57%	0.52%	0.54%	0.62%

Supplemental Data:

Net assets, end of period (000 omitted)	$62,655	$55,775	$71,668	$71,408	$86,919	$81,421

Portfolio turnover	13%	21%	19%	35%	95%	122%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease the net investment income per share by $0.02, increase net realized gain/loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 4.66% to 4.45%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)

	Period Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$10.11	$10.28	$10.24	$10.41	$11.13	$10.77
Income From Investment Operations:
Net investment income	0.14	0.38 [2,3]	0.46	0.51 [3]	0.48	0.48
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.49	(0.20)[2]	0.04	(0.13)	(0.42)	0.49

TOTAL FROM INVESTMENT OPERATIONS	0.63	0.18	0.50	0.38	0.06	0.97

Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.44)	(0.46)	(0.47)	(0.48)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.02)	(0.09)	(0.31)	(0.13)

TOTAL DISTRIBUTIONS	(0.17)	(0.35)	(0.46)	(0.55)	(0.78)	(0.61)

Net Asset Value, End of Period	$10.57	$10.11	$10.28	$10.24	$10.41	$11.13

Total Return[4]	6.34%	1.80%	5.01%	3.76%	0.52%	9.29%

Ratios to Average Net Assets:

Expenses	1.61%[5]	1.59%	1.53%	1.50%	1.50%	1.50%

Net investment income	2.86%[5]	3.75%[2]	4.43%	4.92%	4.50%	4.39%

Expense waiver/reimbursement[6]	0.66%[5]	0.62%	0.62%	0.57%	0.59%	0.67%

Supplemental Data:

Net assets, end of period (000 omitted)	$29,752	$28,582	$32,171	$36,238	$43,523	$46,193

Portfolio turnover	13%	21%	19%	35%	95%	122%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease the net investment income per share by $0.02, increase net realized gain/loss per share by $0.02, and decrease the ratio of net investment income to average net assets from 3.96% to 3.75%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--20.9%
		LARGE-COMPANY STOCKS--13.1%
		Consumer Discretionary--1.3%
7,500	[1]	AOL Time Warner, Inc.	$114,150
1,200	[1]	Clear Channel Communications, Inc.	48,840
3,511	[1]	Comcast Corp., Class A	105,716
4,520		Ford Motor Co.	47,460
400		Gannett Co., Inc.	31,600
3,700		Home Depot, Inc.	120,213
1,600		Interpublic Group Cos., Inc.	22,000
700		Johnson Controls, Inc.	58,275
1,300		Knight-Ridder, Inc.	91,572
1,200	[1]	Kohl's Corp.	62,820
1,800		Lowe's Cos., Inc.	76,068
1,400		Nike, Inc., Class B	78,386
500		Omnicom Group, Inc.	34,905
2,100		Target Corp.	76,923
2,983	[1]	Viacom, Inc., Class B	135,786
4,200		Walt Disney Co.	82,530

		TOTAL	1,187,244

		Consumer Staples--1.6%
3,200		Altria Group, Inc.	132,160
1,300		Anheuser-Busch Cos., Inc.	68,419
3,900		Coca-Cola Co.	177,723
2,000		Costco Wholesale Corp.	74,100
3,200		Gillette Co.	107,552
1,300		Kimberly-Clark Corp.	67,509
2,400		Kroger Co.	38,520
4,200		McCormick & Co., Inc.	112,980
2,900		PepsiCo, Inc.	128,180
1,700		Procter & Gamble Co.	156,094
1,000		UST, Inc.	35,310
6,200		Wal-Mart Stores, Inc.	326,182
2,000		Walgreen Co.	61,580

		TOTAL	1,486,309

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Energy--0.8%
1,300		Anadarko Petroleum Corp.	$64,064
1,300		Ashland, Inc.	42,198
300		BP Amoco PLC, ADR	12,567
1,400		Baker Hughes, Inc.	46,270
1,824		ChevronTexaco Corp.	129,395
1,474		ConocoPhillips	79,552
8,476		Exxon Mobil Corp.	308,526
400		Royal Dutch Petroleum Co., ADR	18,220
1,300		Schlumberger Ltd.	63,206

		TOTAL	763,998

		Financials--2.5%
1,996		Allstate Corp.	71,836
2,300		American Express Co.	95,818
3,802		American International Group, Inc.	220,060
3,100		Bank One Corp.	115,816
2,365		Bank of America Corp.	175,483
2,100		Bank of New York Co., Inc.	60,774
7,533		Citigroup, Inc.	309,004
1,200		Federal Home Loan Mortgage Corp.	71,772
1,500		Fannie Mae	111,000
1,500		Fifth Third Bancorp	86,250
2,310		FleetBoston Financial Corp.	68,307
800		Lehman Brothers Holdings, Inc.	57,304
1,300		Lincoln National Corp.	45,240
600		Loews Corp.	28,860
1,500		Marsh & McLennan Cos., Inc.	75,195
1,500		Mellon Financial Corp.	40,755
1,600		Merrill Lynch & Co., Inc.	69,280
2,000		Morgan Stanley	91,500
500		SLM Holding Corp.	60,000
4,750		Schwab (Charles) Corp.	46,075
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--continued
1,557		Travelers Property Casualty Corp., Class B	$25,177
3,921		U.S. Bancorp	92,928
2,800		Wachovia Corp.	112,504
2,018		Washington Mutual, Inc.	82,294
2,400		Wells Fargo & Co.	115,920

		TOTAL	2,329,152

		Healthcare--2.0%
2,500		Abbott Laboratories	111,375
2,000	[1]	Amgen, Inc.	129,420
900	[1]	Anthem, Inc.	66,015
1,400		Baxter International, Inc.	35,476
1,100	[1]	Biogen, Inc.	46,684
3,400		Bristol-Myers Squibb Co.	87,040
1,100		Cardinal Health, Inc.	63,481
800	[1]	Forest Laboratories, Inc., Class A	40,400
1,000		Guidant Corp.	42,280
3,600		Johnson & Johnson	195,660
1,700		Lilly (Eli) & Co.	101,609
1,700		Medtronic, Inc.	82,841
3,000		Merck & Co., Inc.	166,740
800		Mylan Laboratories, Inc.	23,104
10,283		Pfizer, Inc.	318,979
3,000		Schering Plough Corp.	55,350
600		St. Jude Medical, Inc.	33,660
1,300		UnitedHealth Group, Inc.	124,722
2,100		Wyeth	92,085
670	[1]	Zimmer Holdings, Inc.	30,056

		TOTAL	1,846,977

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Industrials--1.2%
200		3M Co.	$25,294
2,000		Boeing Co.	61,340
900		Caterpillar, Inc.	46,935
600		Danaher Corp.	40,152
1,300		Deere & Co.	56,771
700		Eaton Corp.	58,751
13,400		General Electric Co.	384,580
1,900		Honeywell International, Inc.	49,780
1,100		Lockheed Martin Corp.	51,062
1,300		Raytheon Co.	41,652
1,100		Textron, Inc.	38,335
3,500		Tyco International Ltd.	61,950
1,500		Union Pacific Corp.	91,485
1,100		United Technologies Corp.	75,075
2,000		Waste Management, Inc.	50,940

		TOTAL	1,134,102

		Information Technology--2.3%
2,000	[1]	Apple Computer, Inc.	35,940
3,300	[1]	Applied Materials, Inc.	51,348
1,400		Automatic Data Processing, Inc.	48,860
10,600	[1]	Cisco Systems, Inc.	172,568
1,900		Computer Associates International, Inc.	41,173
3,200	[1]	Corning, Inc.	23,392
3,000	[1]	Dell Computer Corp.	93,870
4,600		EMC Corp. Mass	49,772
1,300		Electronic Data Systems Corp.	26,195
1,000	[1]	Fiserv, Inc.	33,090
1,500		First Data Corp.	62,130
5,054		Hewlett-Packard Co.	98,553
9,800		Intel Corp.	204,232
2,400		International Business Machines Corp.	211,296
2,000	[1]	Intuit, Inc.	92,180
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Information Technology--continued
500	[1]	Lexmark International Group, Class A	$37,200
9,360	[1]	Lucent Technologies, Inc.	20,686
13,200		Microsoft Corp.	324,852
5,300		Motorola, Inc.	45,156
500		Nokia Oyj, ADR, Class A	9,020
1,000	[1]	Novellus Systems, Inc.	34,650
8,600	[1]	Oracle Corp.	111,886
1,700		Qualcomm, Inc.	57,086
8,400	[1]	Sun Microsystems, Inc.	36,372
1,400	[1]	SunGuard Data Systems, Inc.	32,200
3,100		Texas Instruments, Inc.	63,550
1,500	[1]	Veritas Software Corp.	41,625
1,500	[1]	Yahoo, Inc.	44,775

		TOTAL	2,103,657

		Materials--0.4%
2,100		Alcoa, Inc.	51,681
1,825		Du Pont (E.I.) de Nemours & Co.	76,905
1,900		International Paper Co.	69,673
1,200		MeadWestvaco Corp.	30,048
1,414		Monsanto Co.	28,351
1,200		PPG Industries, Inc.	58,356
800		Weyerhaeuser Co.	40,304

		TOTAL	355,318

		Telecommunication Services--0.6%
1,658		AT&T Corp.	32,314
5,290	[1]	AT&T Wireless Services, Inc.	41,103
700		Alltel Corp.	33,516
2,900		BellSouth Corp.	76,879
1,900	[1]	NEXTEL Communications, Inc., Class A	28,481
4,229		Qwest Communications International, Inc.	18,988
4,900		SBC Communications, Inc.	124,754
2,500		Sprint Corp. (FON Group)	33,900
4,100	[1]	Sprint Corp. (PCS Group)	18,286
3,818		Verizon Communications	144,511

		TOTAL	552,732

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Utilities--0.4%
1,800		CenterPoint Energy, Inc.	$17,190
2,500		Cinergy Corp.	94,850
900		FPL Group, Inc.	59,823
1,500		FirstEnergy Corp.	55,215
1,800		NiSource, Inc.	35,298
1,400		Sempra Energy	38,178
1,700		Southern Co.	53,516

		TOTAL	354,070

		TOTAL LARGE-COMPANY STOCKS	12,113,559

		FUTURES CONTRACTS COLLATERAL--7.8%[3]
$1,800,000		United States Treasury Bill, 6/19/2003	1,798,992
5,400,000		United States Treasury Bill, 7/17/2003	5,392,065

		TOTAL FUTURES CONTRACTS COLLATERAL	7,191,057

		TOTAL STOCKS (IDENTIFIED COST $18,145,025)	19,304,616

		BONDS--78.5%
		TREASURY AND GOVERNMENT SECURITIES--26.1%
		Repurchase Agreement--6.9%
6,334,000		Agreement with CIBC World Markets Corp., 1.270%, dated 5/30/2003, to be repurchased at $6,334,670 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2027 (cost of $6,334,000)	6,334,000

		Treasury Securities--19.2%
1,935,000		United States Treasury Bond, 6.125%, 11/15/2027	2,416,022
4,400,000		United States Treasury Bond, 7.250%, 5/15/2004	4,654,012
4,107,000		United States Treasury Note, 6.000%, 8/15/2009	4,891,191
4,919,000		United States Treasury Note, 6.625%, 5/15/2007	5,795,221

		TOTAL	17,756,446

		TOTAL TREASURY AND GOVERNMENT SECURITIES	24,090,446

		HIGH YIELD SECURITIES--4.4%
629,307		High Yield Bond Portfolio	4,115,665

		MORTGAGE-BACKED SECURITIES--22.3%
2,003,269		Federated Mortgage Core Portfolio	20,593,607

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--17.0%
		Banking--1.0%
$100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	$112,152
470,000		Swedbank, Sub., 11/29/2049	539,269
240,000		US BANK N.A., 6.30%, 2/04/2014	283,903

		TOTAL	935,324

		Basic Ind. - Metals & Mining--0.9%
725,000		Barrick Gold Corp., Deb., 7.50%, 5/1/2007	842,399

		Cap. Goods - Diversified Manufacturing--0.6%
500,000	[2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	534,135

		Communications - Media & Cable--1.0%
800,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	947,840

		Communications - Media Noncable--0.7%
200,000		News America Holdings, Sr. Note, 8.50%, 2/15/2005	220,196
350,000		Reed Elsevier, Inc., 6.75%, 8/01/2011	416,437

		TOTAL	636,633

		Communications - Telecom Wirelines--2.1%
410,000		CenturyTel, Inc., 8.375%, 10/15/2010	524,505
720,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	790,963
500,000		Verizon Global Funding, Note, 7.25%, 12/01/2010	601,285

		TOTAL	1,916,753

		Consumer Cyclical - Retailers--2.5%
650,000		Target Corp., 5.40%, 10/01/2008	730,444
1,325,000		Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	1,602,349

		TOTAL	2,332,793

		Consumer Non - Supermarkets--1.1%
850,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008	998,657

		Education--0.4%
300,000		Boston University, 7.625%, 7/15/2097	390,486

		Finance - Automotive--0.6%
500,000		General Motors Acceptance, 8.00%, 11/01/2031	519,400

		Financial Inst. - Brokerage--1.0%
400,000		DLJ, Note, 6.875%, 11/1/2005	443,124
325,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	372,271
100,000		Salomon, Inc., Note, 7.20%, 2/1/2004	103,965

		TOTAL	919,360

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE BONDS--continued
		Financial Inst. - Finance Non-captive--0.6%
$500,000		Household Finance Corp., 7.00%, 5/15/2012	$594,620

		Financial Inst. - Insurance - Life--0.2%
250,000		Delphi Funding, 9.31%, 3/25/2027	205,813

		Financial Inst. - Insurance - P&C--0.5%
250,000		AFC Capital Trust I, Bond, 8.207%, 2/3/2027	195,062
250,000		USF&G Corp., Company Guarantee, 8.47%, 1/10/2027	291,030

		TOTAL	486,092

		Financial Inst. - REITS--1.0%
743,000		SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027	896,578

		Healthcare--0.6%
500,000		HCA - The Healthcare Corp., 6.95%, 5/01/2012	544,350

		Sovereign--0.5%
305,000		Quebec, Province of, Deb., 7.50%, 9/15/2029	418,088

		Supranational--0.5%
415,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	478,698

		Technology Services--0.7%
500,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	619,705

		Utility - Electric--0.5%
250,000		Enersis S.A., Note, 7.40%, 12/1/2016	226,250
250,000		National Rural Utilities, Medium Term Note, 5.75%, 12/01/2008	276,098

		TOTAL	502,348

		TOTAL INVESTMENT GRADE BONDS	15,720,072

		FOREIGN BONDS--8.7%
		Australia--0.1%
170,000		New South Wales, State of, Local Government Guarantee, (Series 08RG), 8.00%, 3/01/2008	125,880

		Canada--0.3%
205,000		Canada, Government of, Bond, 5.50%, 6/01/2009	161,860
187,000		Canada, Government of, Deb., 6.50%, 6/1/2004	141,190

		TOTAL	303,050

Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Germany, Federal Republic of--1.8%
190,000		Germany, Government of, 4.50%, 7/04/2009	$240,595
700,000		Germany, Government of, Bond, 5.00%, 1/04/2012	910,856
380,000		Germany, Government of, Bond, (Series 99), 5.375%, 1/04/2010	503,896

		TOTAL	1,655,347

		Greece--1.0%
275,000		Greece, Government of, Bond, 6.50%, 1/11/2014	393,429
440,205		Greece, Government of, Bond, (Series 7-RG), 9/30/2003	522,008

		TOTAL	915,437

		Hungary--0.3%
57,000,000		Hungary, Government of, Bond, (Series 05/G), 7.75%, 4/12/2005	275,404

		Ireland--0.3%
200,000		Porsche International Finance PLC, Company Guarantee, 5.25%, 6/05/2007	249,846

		Italy--2.0%
58,000,000		Italy, Government of, Bond, 1.80%, 2/23/2010	535,432
740,000		Italy, Government of, Bond, 4.75%, 7/01/2005	915,576
300,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/29/2049	426,549

		TOTAL	1,877,557

		Netherlands--0.0%
35,000		Netherlands, Government, 5.50%, 1/15/2028	46,819

		Norway--0.5%
2,900,000		Norway, Government of, Foreign Government Guarantee, 5.75%, 11/30/2004	443,426

		Poland--0.2%
650,000		Poland, Government of, Bond, (Series 0608), 5.75%, 6/24/2008	180,696

		Slovak Republic--0.2%
5,800,000		Slovakia Government Bond, Bond, (Series 187), 5.00%, 12/18/2004	165,407

		Spain--0.4%
240,404		Spain, Government of, 6.15%, 1/31/2013	337,862

		Sweden--0.5%
3,150,000		Sweden, Kingdom of, Deb., (Series 1040), 6.50%, 5/05/2008	458,740

		United Kingdom--0.5%
250,000		United Kingdom, Government of, Treasury Bill, 5.00%, 3/07/2012	438,308

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		United States--0.6%
$255,000		CL Capital Trust I, Bond, 7.047%, 4/29/2049	$346,735
160,000		Goldman Sachs Group, Inc., Note, 5.125%, 4/24/2013	196,000

		TOTAL	542,735

		TOTAL FOREIGN BONDS	8,016,514

		TOTAL BONDS (IDENTIFIED COST $68,173,455)	72,536,304

		TOTAL INVESTMENTS--99.4% (IDENTIFIED COST $86,318,480)[4]	$91,840,920

		OTHER ASSETS AND LIABILITIES -- NET--0.6%	565,700

		TOTAL NET ASSETS--100%	$92,406,620

1 Non-income producing security.

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2003, these securities amounted to $534,135 which represents 0.6% of net assets.

3 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Index and minimizing trade costs. The underlying face amount, at value, of open Index futures contracts was $7,465,575 at May 31, 2003.

4 The cost of investments for federal tax purposes amounts to $86,797,672.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym are used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $86,318,480)		$91,840,920
Cash		933
Income receivable		536,857
Receivable for daily variation margin		109,275
Receivable for shares sold		52,117

TOTAL ASSETS		92,540,102

Liabilities:
Payable for shares redeemed	$97,223
Accrued expenses	36,259

TOTAL LIABILITIES		133,482

Net assets for 8,741,238 shares outstanding		$92,406,620

Net Assets Consist of:
Paid in capital		$91,386,237
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		6,646,177
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(5,560,736)
Distributions in excess of net investment income		(65,058)

TOTAL NET ASSETS		$92,406,620

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$62,654,645 ÷ 5,927,495 shares outstanding		$10.57

Select Shares:
$29,751,975 ÷ 2,813,743 shares outstanding		$10.57

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $13)			$806,894
Interest (net of foreign taxes withheld of $1,825)			1,135,086

TOTAL INCOME			1,941,980

Expenses:
Investment adviser fee		$325,984
Administrative personnel and services fee		77,289
Custodian fees		8,470
Transfer and dividend disbursing agent fees and expenses		58,684
Directors'/Trustees' fees		1,638
Auditing fees		10,420
Legal fees		2,661
Portfolio accounting fees		33,174
Distribution services fee--Select Shares		106,656
Shareholder services fee--Institutional Shares		73,109
Shareholder services fee--Select Shares		35,552
Share registration costs		17,900
Printing and postage		14,076
Insurance premiums		350
Miscellaneous		1,601

TOTAL EXPENSES		767,564

Waivers:
Waiver of investment adviser fee	$(176,077)
Waiver of transfer and dividend disbursing agent fees and expenses	(244)
Waiver of distribution services fee--Select Shares	(35,552)
Waiver of shareholder services fee--Institutional Shares	(58,488)

TOTAL WAIVERS		(270,361)

Net expenses			497,203

Net investment income			1,444,777

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(1,739,306)
Net realized loss on futures contracts			(621,721)
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			6,661,202

Net realized and unrealized gain on investments, foreign currency and futures contracts			4,300,175

Change in net assets resulting from operations			$5,744,952

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,444,777	$3,879,286
Net realized loss on investments, foreign currency transactions and futures contracts	(2,361,027)	(1,572,211)
Net realized gain on capital gain distributions from other investment companies	--	388
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	6,661,202	(464,300)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,744,952	1,843,163

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,181,484)	(2,575,300)
Select Shares	(484,531)	(1,040,481)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,666,015)	(3,615,781)

Share Transactions:
Proceeds from sale of shares	14,446,352	19,162,800
Net asset value of shares issued to shareholders in payment of distributions declared	1,092,275	2,321,667
Cost of shares redeemed	(11,568,328)	(39,193,065)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,970,299	(17,708,598)

Change in net assets	8,049,236	(19,481,216)

Net Assets:
Beginning of period	84,357,384	103,838,600

End of period (including undistributed (distributions in excess of) net investment income of $(65,068) and $156,180, respectively)	$92,406,620	$84,357,384

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Income Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek total return with an emphasis on income and potential for capital appreciation.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP").

Investment Valuations

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investment in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage-backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate share class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund may purchase stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2003, the Fund had net realized losses of $621,721 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2003	31 S&P 500 Index Futures	Long	$1,112,119

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purpose as unrealized until the settlement date. For the six months ended May 31, 2003, there were no open foreign currency commitments.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund has adopted the provisions of the revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage backed securities (paydown gains and losses) as part of investment income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/ depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/2001		For the Year Ended 11/30/2002
	Cost of Investments	Undistributed NetInvestment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(505,277)	$(505,277)	$(194,476)	$(132,836)	$327,312

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,111,388	$11,284,375	1,298,171	$13,055,993
Shares issued to shareholders in payment of distributions declared	74,666	759,162	159,676	1,605,507
Shares redeemed	(777,758)	(7,940,965)	(2,913,486)	(29,322,061)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	408,296	$4,102,572	(1,455,639)	$(14,660,561)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	310,406	$3,161,977	606,927	$6,106,807
Shares issued to shareholders in payment of distributions declared	32,742	333,113	71,156	716,160
Shares redeemed	(356,052)	(3,627,363)	(980,577)	(9,871,004)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(12,904)	$(132,273)	(302,494)	$(3,048,037)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	395,392	$3,970,299	(1,758,133)	$(17,708,598)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $86,797,672. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation/depreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $5,043,248. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,279,502 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,236,254.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and the amortization/accretion tax elections on fixed income securities.

At November 30, 2002, the Fund had a capital loss carryforward of $2,408,280 which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$1,145,554

2010	$1,262,726

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund's shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees

State Street Bank & Trust Co. is the Trust's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$11,353,959

Sales	$ 9,289,932

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of industries for non-U.S. issuers was as follows:

Industry	Percentage of Net Assets
Automotive	0.3%
Banking	1.0%
Cap. Goods -- Diversified Manufacturing	0.6%
Communications Equipment	0.0%
Industrial Conglomerates	0.1%
Oil & Gas	0.0%
Sovereign Government	7.7%
State/Provincial Government	0.1%
Utilities - Electric	0.2%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Managed Income Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212804
Cusip 314212705

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00517-01 (7/03)

Federated Investors
World-Class Investment Manager

Federated Managed Moderate Growth Portfolio

A Portfolio of Federated Managed Allocation Portfolios

SEMI-ANNUAL SHAREHOLDER REPORT

May 31, 2003

FINANCIAL HIGHLIGHTS

FINANCIAL STATEMENTS

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Financial Highlights--Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period	$ 9.99	$10.91	$12.33	$13.55	$13.15	$13.10
Income From Investment Operations:
Net investment income	0.09	0.22 [2]	0.29	0.39 [3]	0.35	0.35
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.47	(0.95)[2]	(0.89)	(0.64)	1.00	0.92

TOTAL FROM INVESTMENT OPERATIONS	0.56	(0.73)	(0.60)	(0.25)	1.35	1.27

Less Distributions:
Distributions from net investment income	(0.08)	(0.19)	(0.30)	(0.36)	(0.35)	(0.34)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.61)	(0.60)	(0.88)

TOTAL DISTRIBUTIONS	(0.08)	(0.19)	(0.82)	(0.97)	(0.95)	(1.22)

Net Asset Value, End of Period	$10.47	$ 9.99	$10.91	$12.33	$13.55	$13.15

Total Return[4]	5.68%	(6.76)%	(5.17)%	(2.19)%	11.00%	10.56%

Ratios to Average Net Assets:

Expenses	1.18%[5]	1.09%	1.09%	1.07%	1.06%	1.07%

Net investment income	1.94%[5]	2.16%[2]	2.70%	2.89%	2.69%	2.67%

Expense waiver/reimbursement[6]	0.22%[5]	0.20%	0.20%	0.20%	0.20%	0.20%

Supplemental Data:

Net assets, end of period (000 omitted)	$90,882	$95,288	125,741	$161,366	$168,702	$173,514

Portfolio turnover	31%	23%	36%	72%	113%	111%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountant ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 2.25% to 2.16%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights--Select Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended November 30,
	5/31/2003	2002	2001	2000	1999 [1]	1998
Net Asset Value, Beginning of Period:	$ 9.96	$10.87	$12.29	$13.51	$13.11	$13.06
Income From Investment Operations:
Net investment income	0.06	0.15 [2]	0.23	0.30 [3]	0.26	0.26
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	0.48	(0.94)[2]	(0.91)	(0.64)	1.00	0.92

TOTAL FROM INVESTMENT OPERATIONS	0.54	(0.79)	(0.68)	(0.34)	1.26	1.18

Less Distributions:
Distributions from net investment income	(0.05)	(0.12)	(0.22)	(0.27)	(0.26)	(0.25)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--	--	(0.52)	(0.61)	(0.60)	(0.88)

TOTAL DISTRIBUTIONS	(0.05)	(0.12)	(0.74)	(0.88)	(0.86)	(1.13)

Net Asset Value, End of Period	$10.45	$ 9.96	$10.87	$12.29	$13.51	$13.11

Total Return[4]	5.42%	(7.36)%	(5.89)%	(2.87)%	10.26%	9.80%

Ratios to Average Net Assets:

Expenses	1.88%[5]	1.79%	1.79%	1.77%	1.76%	1.77%

Net investment income	1.24%[5]	1.46%[2]	2.00%	2.19%	1.99%	2.00%

Expense waiver/reimbursement[6]	0.27%[5]	0.25%	0.25%	0.25%	0.25%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$54,231	$58,706	76,065	$89,725	$95,824	$88,588

Portfolio turnover	31%	23%	36%	72%	113%	111%

1 Beginning with the year ended November 30, 1999, the Fund was audited by Deloitte & Touche LLP. The previous year was audited by other auditors.

2 Effective December 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountant ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the fiscal year ended November 30, 2002 was to decrease net investment income per share by $0.01, increase net realized gain/loss per share by $0.01, and decrease the ratio of net investment income to average net assets from 1.55% to 1.46%. Per share, ratios and supplemental data for periods prior to November 30, 2002 have not been restated to reflect this change in presentation.

3 Based on average shares outstanding.

4 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

May 31, 2003 (unaudited)

Shares			Value in U.S. Dollars
		STOCKS--66.3%
		LARGE-COMPANY STOCKS--41.4%
		Consumer Discretionary--4.1%
37,100	[1]	AOL Time Warner, Inc.	$564,662
5,900	[1]	Clear Channel Communications, Inc.	240,130
17,271	[1]	Comcast Corp., Class A	520,030
22,442		Ford Motor Co.	235,641
2,200		Gannett Co., Inc.	173,800
18,500		Home Depot, Inc.	601,065
8,000		Interpublic Group Cos., Inc.	110,000
3,600		Johnson Controls, Inc.	299,700
6,400		Knight-Ridder, Inc.	450,816
6,100	[1]	Kohl's Corp.	319,335
8,700		Lowe's Cos., Inc.	367,662
6,800		Nike, Inc., Class B	380,732
2,600		Omnicom Group, Inc.	181,506
10,600		Target Corp.	388,278
15,008	[1]	Viacom, Inc., Class B	683,164
21,000		Walt Disney Co.	412,650

		TOTAL	5,929,171

		Consumer Staples--5.1%
15,900		Altria Group, Inc.	656,670
6,300		Anheuser-Busch Cos., Inc.	331,569
19,300		Coca-Cola Co.	879,501
9,900		Costco Wholesale Corp.	366,795
15,900		Gillette Co.	534,399
6,300		Kimberly-Clark Corp.	327,159
11,700		Kroger Co.	187,785
20,900		McCormick & Co., Inc.	562,210
14,200		PepsiCo, Inc.	627,640
8,700		Procter & Gamble Co.	798,834
5,100		UST, Inc.	180,081
30,700		Wal-Mart Stores, Inc.	1,615,127
9,800		Walgreen Co.	301,742

		TOTAL	7,369,512

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Energy--2.6%
6,200		Anadarko Petroleum Corp.	$305,536
6,300		Ashland, Inc.	204,498
1,300		BP Amoco PLC, ADR	54,457
7,200		Baker Hughes, Inc.	237,960
9,309		ChevronTexaco Corp.	660,381
7,442		ConocoPhillips	401,645
42,104		Exxon Mobil Corp.	1,532,586
2,200		Royal Dutch Petroleum Co., ADR	100,210
6,400		Schlumberger Ltd.	311,168

		TOTAL	3,808,441

		Financials--7.9%
10,100		Allstate Corp.	363,499
11,200		American Express Co.	466,592
19,048		American International Group, Inc.	1,102,498
15,200		Bank One Corp.	567,872
11,618		Bank of America Corp.	862,056
10,200		Bank of New York Co., Inc.	295,188
37,266		Citigroup, Inc.	1,528,651
5,800		Federal Home Loan Mortgage Corp.	346,898
7,600		Fannie Mae	562,400
7,600		Fifth Third Bancorp	437,000
11,229		FleetBoston Financial Corp.	332,042
4,200		Lehman Brothers Holdings, Inc.	300,846
6,400		Lincoln National Corp.	222,720
3,000		Loews Corp.	144,300
7,500		Marsh & McLennan Cos., Inc.	375,975
7,600		Mellon Financial Corp.	206,492
8,200		Merrill Lynch & Co., Inc.	355,060
9,700		Morgan Stanley	443,775
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Financials--continued
2,300		SLM Holding Corp.	$276,000
23,500		Schwab (Charles) Corp.	227,950
7,885		Travelers Property Casualty Corp., Class B	127,500
19,501		U.S. Bancorp	462,174
13,900		Wachovia Corp.	558,502
9,808		Washington Mutual, Inc.	399,970
11,900		Wells Fargo & Co.	574,770

		TOTAL	11,540,730

		Healthcare--6.3%
12,300		Abbott Laboratories	547,965
9,800	[1]	Amgen, Inc.	634,158
4,600	[1]	Anthem, Inc.	337,410
6,800		Baxter International, Inc.	172,312
5,300	[1]	Biogen, Inc.	224,932
16,800		Bristol-Myers Squibb Co.	430,080
5,250		Cardinal Health, Inc.	302,978
3,900	[1]	Forest Laboratories, Inc., Class A	196,950
5,000		Guidant Corp.	211,400
18,000		Johnson & Johnson	978,300
8,200		Lilly (Eli) & Co.	490,114
8,300		Medtronic, Inc.	404,459
15,000		Merck & Co., Inc.	833,700
3,800		Mylan Laboratories, Inc.	109,744
50,882		Pfizer, Inc.	1,578,360
15,000		Schering Plough Corp.	276,750
3,100		St. Jude Medical, Inc.	173,910
6,200		UnitedHealth Group, Inc.	594,828
10,500		Wyeth	460,425
3,420	[1]	Zimmer Holdings, Inc.	153,421

		TOTAL	9,112,196

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Industrials--3.9%
900		3M Co.	$113,823
9,800		Boeing Co.	300,566
4,600		Caterpillar, Inc.	239,890
2,800		Danaher Corp.	187,376
6,700		Deere & Co.	292,589
3,300		Eaton Corp.	276,969
66,700		General Electric Co.	1,914,290
9,200		Honeywell International, Inc.	241,040
5,700		Lockheed Martin Corp.	264,594
6,700		Raytheon Co.	214,668
5,600		Textron, Inc.	195,160
17,400		Tyco International Ltd.	307,980
7,400		Union Pacific Corp.	451,326
5,300		United Technologies Corp.	361,725
9,900		Waste Management, Inc.	252,153

		TOTAL	5,614,149

		Information Technology--7.2%
9,900	[1]	Apple Computer, Inc.	177,903
16,100	[1]	Applied Materials, Inc.	250,516
6,900		Automatic Data Processing, Inc.	240,810
52,600	[1]	Cisco Systems, Inc.	856,328
9,200		Computer Associates International, Inc.	199,364
15,900	[1]	Corning, Inc.	116,229
14,900	[1]	Dell Computer Corp.	466,221
22,600		EMC Corp. Mass	244,532
6,400		Electronic Data Systems Corp.	128,960
5,100	[1]	Fiserv, Inc.	168,759
7,700		First Data Corp.	318,934
24,947		Hewlett-Packard Co.	486,467
48,800		Intel Corp.	1,016,992
12,000		International Business Machines Corp.	1,056,480
9,900	[1]	Intuit, Inc.	456,291
2,500	[1]	Lexmark International Group, Class A	186,000
Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Information Technology--continued
46,590	[1]	Lucent Technologies, Inc.	$102,964
65,400		Microsoft Corp.	1,609,494
26,100		Motorola, Inc.	222,372
2,700		Nokia Oyj, ADR, Class A	48,708
5,000	[1]	Novellus Systems, Inc.	173,250
42,900	[1]	Oracle Corp.	558,129
8,400		Qualcomm, Inc.	282,072
41,400	[1]	Sun Microsystems, Inc.	179,262
6,700	[1]	SunGuard Data Systems, Inc.	154,100
15,300		Texas Instruments, Inc.	313,650
7,500	[1]	Veritas Software Corp.	208,125
7,200	[1]	Yahoo, Inc.	214,920

		TOTAL	10,437,832

		Materials--1.2%
10,300		Alcoa, Inc.	253,483
8,810		Du Pont (E.I.) de Nemours & Co.	371,253
9,300		International Paper Co.	341,031
6,000		MeadWestvaco Corp.	150,240
7,107		Monsanto Co.	142,495
6,100		PPG Industries, Inc.	296,643
3,900		Weyerhaeuser Co.	196,482

		TOTAL	1,751,627

		Telecommunication Services--1.9%
8,035		AT&T Corp.	156,602
25,981	[1]	AT&T Wireless Services, Inc.	201,872
3,500		Alltel Corp.	167,580
14,600		BellSouth Corp.	387,046
9,400	[1]	NEXTEL Communications, Inc., Class A	140,906
37,961		Qwest Communications International, Inc.	170,445
24,400		SBC Communications, Inc.	621,224
12,500		Sprint Corp. (FON Group)	169,500
20,500	[1]	Sprint Corp. (PCS Group)	91,430
19,088		Verizon Communications	722,481

		TOTAL	2,829,086

Shares			Value in U.S. Dollars
		STOCKS--continued
		LARGE-COMPANY STOCKS--continued
		Utilities--1.2%
9,100		CenterPoint Energy, Inc.	$86,905
12,600		Cinergy Corp.	478,044
4,500		FPL Group, Inc.	299,115
7,300		FirstEnergy Corp.	268,713
9,100		NiSource, Inc.	178,451
6,800		Sempra Energy	185,436
8,600		Southern Co.	270,728

		TOTAL	1,767,392

		TOTAL LARGE-COMPANY STOCKS	60,160,136

		SMALL-COMPANY STOCKS--11.5%
		Consumer Discretionary--2.4%
8,800	[1]	1-800-FLOWERS.COM, Inc.	73,480
1,800	[1]	Advance Auto Parts, Inc.	107,064
8,100	[1]	Aftermarket Technology Co.	84,645
2,900	[1]	Ann Taylor Stores Corp.	74,153
2,600		Bob Evans Farms, Inc.	67,002
2,200		Borg-Warner Automotive, Inc.	127,864
4,651	[1]	CarMax, Inc.	108,136
3,200	[1]	Chicos Fas, Inc.	68,480
1,500	[1]	Coach, Inc.	73,695
2,800	[1]	Cost Plus, Inc.	100,660
2,600	[1]	Cox Communications, Inc., Class A	80,548
2,600		Darden Restaurants, Inc.	51,506
3,000	[1]	Dollar Tree Stores, Inc.	87,000
1,500	[1]	Entercom Communication Corp.	72,825
2,600		Family Dollar Stores, Inc.	94,770
2,100	[1]	Furniture Brands International, Inc.	55,188
3,400	[1]	Genesco, Inc.	51,510
200		Grey Global Group, Inc.	131,400
2,100	[1]	Gtech Holdings Corp.	73,794
1,500		Harman International Industries, Inc.	111,300
1,700		KB HOME	106,250
2,400	[1]	Lamar Advertising Co.	84,624
2,800	[1]	Leapfrog Enterprises, Inc.	81,004
1,100		Lennar Corp., Class A	73,755
110		Lennar Corp., Class B	7,167
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Consumer Discretionary--continued
2,600		M/I Schottenstein Homes, Inc.	$105,560
4,700	[1]	Macrovision Corp.	90,329
3,900	[1]	Monro Muffler Brake, Inc.	98,280
300	[1]	NVR, Inc.	122,325
3,200		Nordstrom, Inc.	59,680
5,100	[1]	Orient-Express Hotel Ltd.	63,138
2,800		OshKosh B'Gosh, Inc., Class A	70,420
1,900	[1]	Panera Bread Co.	66,329
17,320	[1]	PetSmart, Inc.	299,463
8,800	[1]	Prime Hospitality Corp.	58,608
3,000		Ruby Tuesday, Inc.	69,210
3,000	[1]	Shuffle Master, Inc.	80,424
1,900		Stanley Works	53,124
4,300		The Nautilus Group, Inc.	55,857
1,500	[1]	Timberland Co., Class A	74,385

		TOTAL	3,414,952

		Consumer Staples--0.3%
1,500		Coors Adolph Co., Class B	82,620
1,900	[1]	Dean Foods Co.	86,925
600		Farmer Brothers Co.	193,200
6,000		Nu Skin Enterprises, Inc.	60,000

		TOTAL	422,745

		Energy--0.5%
1,407		Devon Energy Corp.	73,164
3,719	[1]	FMC Technologies, Inc.	83,045
2,800		Forest Oil Corp.	68,404
4,300	[1]	Oceaneering International, Inc.	118,035
2,100	[1]	Patterson-UTI Energy, Inc.	76,839
5,100	[1]	Stelmar Shipping Ltd.	79,050
2,800	[1]	Stone Energy Corp.	114,520
2,200		Tidewater, Inc.	72,644
3,900	[1]	Varco International, Inc. - New	84,435

		TOTAL	770,136

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Financials--1.9%
1,500	[1]	Affiliated Managers Group	$82,500
2,600	[1]	Arch Capital Group Ltd.	96,200
2,400		Bank of Hawaii Corp.	83,808
2,600		Capital One Financial Corp.	125,242
3,400		Cathay Bancorp, Inc.	138,890
1,700		Chicago Mercantile Exchange Holdings, Inc.	104,516
3,000		Chittenden Corp.	82,920
1,900		Downey Financial Corp.	83,410
3,000	[1]	Federal Agricultural Mortgage Association, Class C	71,310
1,900		First Citizens Bancshares, Inc., Class A	192,223
2,800		Gallagher (Arthur J.) & Co.	76,300
5,600		Greater Bay Bancorp	112,560
9,900		IndyMac Bancorp, Inc.	254,430
1,875		International Bancshares Corp.	86,981
4,300	[1]	Investment Technology Group, Inc.	60,286
3,000		Labranche & Co. Inc.	62,250
900	[1]	Markel Corp.	227,025
900	[1]	National Western Life Insurance Co., Class A	97,749
1,300		Park National Corp.	144,950
2,400	[1]	Philadelphia Consolidated Holding Corp.	98,184
7,900		Phoenix Companies, Inc.	66,439
3,600		Seacoast Banking Corp. of Florida	63,900
4,300		Silicon Valley Bancshares	108,403
2,200		Suffolk Bancorp	72,094
4,100		Wilmington Trust Corp.	118,900

		TOTAL	2,711,470

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Healthcare--1.7%
1,800		Analogic Corp.	$91,800
4,700	[1]	Apria Healthcare Group, Inc.	113,411
15,200	[1]	Aspect Medical Systems, Inc.	114,760
2,400		Bausch & Lomb, Inc.	91,056
2,600	[1]	Charles River Laboratories International, Inc.	82,602
8,600	[1]	Conceptus, Inc.	123,410
3,400	[1]	First Health Group Corp.	87,244
1,900		Fisher Scientific International, Inc.	60,211
8,800	[1]	Genta, Inc.	101,992
1,700	[1]	ICU Medical, Inc.	52,530
1,900	[1]	IDEC Pharmaceuticals Corp.	72,523
2,200	[1]	INAMED Corp.	113,388
3,400	[1]	InterMune, Inc.	85,612
3,200	[1]	Inveresk Research Group, Inc.	52,384
3,900	[1]	King Pharmaceuticals, Inc.	55,809
3,900	[1]	Laboratory Corporation of America Holdings	125,385
2,600	[1]	LifePoint Hospitals, Inc.	55,510
2,400	[1]	Lincare Holdings, Inc.	74,088
2,600		Matthews International Corp., Class A	62,478
1,300	[1]	Medicis Pharmaceutical Corp., Class A	72,800
3,000	[1]	Orthofix International NV	98,700
2,635	[1]	Quest Diagnostic, Inc.	166,954
6,900	[1]	SangStat Medical Corp.	94,737
5,300	[1]	Serologicals Corp.	70,225
3,400	[1]	Shire Pharmaceuticals Group PLC, ADR	70,550
5,100	[1]	Telik, Inc.	74,511
4,300	[1]	VCA Antech, Inc.	80,840
1,700		Varian Medical Systems, Inc.	94,775

		TOTAL	2,440,285

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Industrials--1.4%
928		Alleghany Corp.	$164,488
1,300	[1]	Alliant Techsystems, Inc.	65,611
1,900		Arbitron, Inc.	66,595
3,000		CNF Transporation, Inc.	90,270
11,400	[1]	Ceradyne, Inc.	181,625
3,200	[1]	CoStar Group, Inc.	90,112
2,400	[1]	Corporate Executive Board Company	101,280
2,400	[1]	DRS Technologies, Inc.	60,000
6,400		Delta Air Lines, Inc.	85,504
3,900	[1]	Dollar Thrifty Automotive Group	75,387
1,700	[1]	Emcor Group Inc.	84,371
4,100	[1]	Forward Air Corp.	104,304
2,000		Franklin Electronics, Inc.	112,180
2,400	[1]	Genlyte Group, Inc.	91,176
2,200		Jacobs Engineering Group, Inc.	85,888
3,200	[1]	Kroll, Inc.	74,272
1,900		NACCO Industries, Inc., Class A	109,915
1,900		SPX Corp.	73,207
3,200		Sequa Corp., Class A	116,512
1,700	[1]	Simpson Manufacturing Co., Inc.	60,520
1,100		Strayer Education, Inc.	73,403
2,400		Tennant Co.	83,880

		TOTAL	2,050,500

		Information Technology--2.3%
13,900	[1]	ATI Technologies, Inc.	116,065
1,300	[1]	Affiliated Computer Services, Inc., Class A	60,242
5,800	[1]	Altiris, Inc.	93,902
5,600	[1]	Amdocs Ltd.	109,256
2,200	[1]	Amphenol Corp., Class A	103,950
Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Information Technology--continued
17,800	[1]	Applied Micro Circuits Corp.	$89,356
2,600	[1]	Avocent Corp.	76,856
1,700		Black Box Corp.	63,257
1,500	[1]	Cabot Microelectronics Corp.	69,375
11,100	[1]	Concord EFS, Inc.	167,832
3,400	[1]	Cree Research, Inc.	83,538
2,800		FactSet Research Systems	107,800
4,900	[1]	Fairchild Semiconductor International, Inc., Class A	68,502
11,400	[1]	Informatica Corp.	79,800
3,392	[1]	Intersil Holding Corp.	82,900
9,200	[1]	Intrado, Inc.	124,476
2,100	[1]	Iron Mountain, Inc.	82,950
4,900	[1]	Macromedia, Inc.	98,784
10,500	[1]	Magma Design Automation	181,661
2,800	[1]	Manhattan Associates, Inc.	75,208
36,100	[1]	NIC, Inc.	80,503
1,700	[1]	National Instruments Corp.	61,795
25,800	[1]	Online Resources Corp.	108,360
13,700	[1]	ParthusCeva, Inc.	94,530
5,100	[1]	Plantronics, Inc.	109,803
9,400	[1]	Radvision Ltd.	60,724
1,900		Roper Industries, Inc.	69,711
2,600	[1]	ScanSource, Inc.	65,260
11,600	[1]	SeaChange International, Inc.	131,080
9,000		Skyworks Solutions, Inc.	66,960
9,200	[1]	Synaptics, Inc.	106,996
6,600	[1]	UTStarcom, Inc.	195,690
2,600	[1]	Varian Semiconductor Equipment Associates, Inc.	72,514
1,300	[1]	Zebra Technologies Co., Class A	94,886
4,350	[1]	Zoran Corp.	89,045

		TOTAL	3,343,567

Shares			Value in U.S. Dollars
		STOCKS--continued
		SMALL-COMPANY STOCKS--continued
		Materials--0.6%
2,200		Ameron, Inc.	$76,758
3,600		Arch Coal, Inc.	81,396
1,900		Ball Corp.	94,088
6,400		Commercial Metals Corp.	114,432
2,600	[1]	Cytec Industries, Inc.	86,060
2,800		Greif Brothers Corp., Class A	60,480
2,400		Lubrizol Corp.	76,560
4,950		Penford Corp.	58,707
1,700	[1]	Phelps Dodge Corp.	61,965
2,200		Rayonier, Inc.	113,586
1,500	[1]	Scotts Co.	74,250

		TOTAL	898,282

		Telecommunication Services--0.0%
400	[1]	Lynch Interactive Corp.	8,760

		Utilities--0.4%
2,600		Black Hills Corp.	78,130
4,900		DQE, Inc.	80,556
1,500		Entergy Corp.	77,535
3,400		Kinder Morgan, Inc.	173,570
2,400		SJW Corp.	205,800

		TOTAL	615,591

		TOTAL SMALL-COMPANY STOCKS	16,676,288

		FOREIGN EQUITY--11.3%
		Australia--0.2%
7,722		News Corp. Ltd., ADR	237,606

		Canada--0.1%
15,100		Placer Dome, Inc.	165,043

		France--1.2%
7,910		BNP Paribas SA	392,477
4,738		L'Oreal SA	344,314
1,946		Pernod Ricard	193,656
3,730		Schneider Electric SA	170,783
6,022		Tf1 Television Francaise	178,441
3,138		TotalFinaElf SA, Class B	460,102

		TOTAL	1,739,773

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Germany, Federal Republic Of--0.9%
5,540		Deutsche Boerse AG	$291,690
23,200		Deutsche Telekom AG	347,737
4,300		SAP AG (Systeme, Anwendungen, Produkte in der Datenverarbeitung)	483,640
4,100		Schering AG	216,034

		TOTAL	1,339,101

		Hong Kong--0.3%
112,000		CNOOC Ltd.	156,665
129,000		Cathay Pacific Airways	163,890
45,000		Television Broadcasts Ltd.	144,492

		TOTAL	465,047

		Ireland--0.1%
13,150		Bank of Ireland	159,087

		Israel--0.1%
3,500		Teva Pharmaceutical Industries, Ltd., ADR	177,412

		Italy--0.2%
39,700		Enel SpA	276,608

		Japan--1.9%
15,000		Ajinomoto Co., Inc.	149,537
13,800		Bridgestone Corp.	180,457
9,700		Credit Saison Co. Ltd.	170,482
17,000		Dai Nippon Printing Co. Ltd.	176,140
6,100		Honda Motor Co. Ltd.	221,635
2,700		Hoya Corp.	170,606
51		KDDI Corp.	177,825
20,000		Kirin Brewery Co. Ltd.	149,326
46,000		Komatsu Ltd.	170,413
19,000		Konica Corp.	175,168
32,000		NGK Insulators	171,676
20,900		Nomura Securities Co. Ltd.	214,549
6,900		Pioneer Electronic Corp.	145,618
7,000		Secom Co. Ltd.	215,540
18,000		Taiyo Yuden Co.	153,459
6,700		Toyota Motor Corp.	161,425

		TOTAL	2,803,856

Shares			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		Korea, Republic of--0.2%
620		Samsung Electronics Co.	$168,091
3,790		Samsung Securities Co. Ltd.	86,527

		TOTAL	254,618

		Netherlands--0.5%
32,076	[1]	ASM Lithography Holding NV	319,635
7,900		Euronext NV	195,719
6,400		VNU - Verenigde Nederlandse Uitgeversbedrijven	186,006

		TOTAL	701,360

		Portugal--0.1%
14,500		Portugal Telecom SGPS SA	110,979

		Russia--0.2%
2,350		Gazprom, ADR	41,125
5,240	[1]	JSC Mining and Smelting Co. Norilsk Nickel, ADR	144,886
1,540		Lukoil Oil Co., ADR	113,406
1,575		YUKOS Oil Co., ADR	79,380

		TOTAL	378,797

		Singapore--0.5%
761,933	[1]	Comfortdelgro Corp.	360,210
30,000		DBS Group Holdings Ltd.	170,729
29,000		Singapore Airlines Ltd.	161,379

		TOTAL	692,318

		Spain--0.3%
35,831		Telefonica SA	403,111

		Switzerland--0.6%
1,345		Nestle SA	282,217
5,826		Roche Holding AG - GENUSS	444,970
7,187		STMicroelectronics N.V. (NY Reg Shs)	163,935

		TOTAL	891,122

		Taiwan, Province of China--0.5%
73,000		Asustek Computer, Inc.	172,052
160,000	[1]	Taiwan Semiconductor Manufacturing Co.	250,642
394,000		United Microelectronics Corp.	250,431

		TOTAL	673,125

Shares or Principal Amount			Value in U.S. Dollars
		STOCKS--continued
		FOREIGN EQUITY--continued
		United Kingdom--3.4%
22,900		Amvescap PLC	$139,446
9,020		AstraZeneca PLC	366,137
48,657		BP Amoco PLC	333,810
57,000		Barclays PLC	402,583
19,300		British American Tobacco PLC	207,509
29,000		Cadbury Schweppes PLC	168,766
26,580		GlaxoSmithKline PLC	525,829
64,531		Kingfisher PLC	270,856
39,015		Rank Group PLC	159,893
11,650		Reckitt Benckiser PLC	227,294
10,200		Rio Tinto PLC	200,125
18,398		Royal Bank of Scotland PLC, Edinburgh	478,803
42,500		Smith & Nephew PLC	257,902
74,700		Tesco PLC	250,326
332,398		Vodafone Group PLC	723,215
27,500		WPP Group PLC	221,233

		TOTAL	4,933,727

		TOTAL FOREIGN EQUITY	16,402,690

		FUTURES CONTRACTS COLLATERAL--2.1%[2]
$3,000,000		United States Treasury Bill, 6/19/2003	2,998,268

		TOTAL STOCKS (IDENTIFIED COST $89,891,389)	96,237,382

		BONDS--33.4%
		TREASURY AND GOVERNMENT SECURITIES--9.8%
		Repurchase Agreement--2.4%
3,477,000		Agreement with CIBC World Markets Corp., 1.270%, dated 5/30/2003, to be repurchased at $3,477,368 on 6/2/2003, collateralized by U.S. Treasury Obligations with various maturities to 11/15/2027 (cost $3,477,000)	3,477,000

		Treasury Securities--7.4%
933,000		United States Treasury Bond, 6.125%, 11/15/2027	1,164,934
3,450,000		United States Treasury Bond, 8.875%, 8/15/2017	5,310,827
493,000		United States Treasury Note, 5.750%, 8/15/2003	497,639
245,000		United States Treasury Note, 6.000%, 8/15/2009	291,780
3,055,000		United States Treasury Note, 6.500%, 10/15/2006	3,529,014

		TOTAL	10,794,194

		TOTAL TREASURY AND GOVERNMENT SECURITIES	14,271,194

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		HIGH YIELD SECURITIES--2.8%
$611,472		High Yield Bond Portfolio	$3,999,024

		MORTGAGE-BACKED SECURITIES--9.5%
1,340,988		Federated Mortgage Core Portfolio	13,785,353

		INVESTMENT GRADE CORPORATE BONDS--7.1%
		Automotive--0.2%
300,000		Hertz Corp., Note, 7.625%, 8/15/2007	319,605

		Banking--0.7%
100,000		City National Bank, Sub. Note, 6.375%, 1/15/2008	112,152
330,000		Swedbank, Sub., 11/29/2049	378,635
430,000		US BANK N.A., 6.30%, 2/04/2014	508,660

		TOTAL	999,447

		Communications -- Media & Cable--0.8%
960,000		Continental Cablevision, Sr. Deb., 9.50%, 8/1/2013	1,137,408
20,000		Cox Communications Inc., MTN, 6.69%, 9/20/2004	21,091

		TOTAL	1,158,499

		Communications -- Media Noncable--1.0%
500,000		Clear Channel Communication, 7.65%, 9/15/2010	604,140
360,000		News America Holdings, Sr. Note, 8.50%, 2/15/2005	396,353
400,000		Reed Elsevier, Inc., 6.75%, 8/01/2011	475,928

		TOTAL	1,476,421

		Communications -- Telecom Wireless--0.4%
540,000		Telecom de Puerto Rico, Note, 6.65%, 5/15/2006	593,222

		Consumer Non - Supermarkets--0.6%
450,000		Kroger Co., Inc., 7.25%, 6/01/2009	530,330
175,000		Meyer (Fred), Inc., Company Guarantee, 7.45%, 3/01/2008	205,606

		TOTAL	735,936

		Education--0.5%
500,000		Boston University, 7.625%, 7/15/2097	650,810

		Finance - Automotive--0.3%
470,000		General Motors Acceptance, Sr. Note, 5.75%, 11/10/2003	477,736

		Finance - Captive--0.2%
32,000,000		Toyota Motor Credit Corp., Sr. Unsub., 0.75%, 6/09/2008	273,989

Principal Amount or Foreign Currency Par Amount			Value in U.S. Dollars
		BONDS--continued
		INVESTMENT GRADE CORPORATE BONDS--continued
		Financial Inst. - Brokerage--0.4%
$160,000		Goldman Sachs Group, Inc., Note, 5.125%, 4/24/2013	$196,000
300,000		Lehman Brothers, Inc., Sr. Sub. Note, 7.375%, 1/15/2007	343,635

		TOTAL	539,635

		Financial Inst. - Insurance -- P&C--0.6%
525,000		Marsh & McLennan Cos., Sr. Note, 7.125%, 6/15/2009	636,153
250,000		USF&G Cap, 8.312%, 7/1/2046	296,810

		TOTAL	932,963

		Financial Inst. - Reits--0.1%
100,000		SUSA Partnership, L.P., Deb., 7.50%, 12/1/2027	120,670

		Sovereign--0.3%
345,000		Quebec, Province of, Deb., 7.50%, 9/15/2029	472,919

		Technology Services--0.4%
500,000		Dell Computer Corp., Deb., 7.1%, 4/15/2028	619,705

		Utility - Electric--0.6%
800,000	[3]	Israel Electric Corp. Ltd., 7.95%, 5/30/2011	906,280

		TOTAL INVESTMENT GRADE CORPORATE BONDS	10,277,837

		FOREIGN BONDS--4.2%
		Australia--0.1%
200,000		New South Wales, State of, Local Government Guarantee, (Series 08RG), 8.00%, 3/01/2008	148,094

		Canada--0.2%
410,000		Canada, Government of, Bond, 5.50%, 6/01/2009	323,719

		Denmark--0.2%
2,100,000		Denmark, Kingdom of, Note, 4.00%, 11/15/2004	340,673

		Germany, Federal Republic of--0.9%
36,000,000		Deutsche Post AG, Sr. Unsub., (Series EMTN), 1.75%, 10/07/2009	328,500
750,000		Germany, Government of, Bond, 5.00%, 1/04/2012	975,918

		TOTAL	1,304,418

Foreign Currency Par Amount or Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		Greece--0.3%
392,663		Greece, Government of, Floating Rate Note, 10/23/2003	$466,509

		Hungary--0.2%
51,000,000		Hungary, Government of, Bond, (Series 05/G), 7.75%, 4/12/2005	246,414

		Ireland--0.2%
200,000		Porsche International Finance PLC, Company Guarantee, 5.25%, 6/05/2007	249,846

		Italy--0.6%
375,000		Italy, Government of, Bond, 4.75%, 7/01/2005	463,974
325,000		San Paolo-IMI SPA, Bank Guarantee, 8.126%, 12/29/2049	462,094

		TOTAL	926,068

		Netherlands--0.3%
350,000		Netherlands, Government, 5.50%, 1/15/2028	468,191

		Norway--0.2%
1,600,000		Norway, Government of, Foreign Government Guarantee, 5.75%, 11/30/2004	244,649

		Poland--0.1%
520,000		Poland, Government of, Bond, (Series 0608), 5.75%, 6/24/2008	144,557

		Portugal--0.1%
145,000		Portugal, Government of, 6.625%, 2/23/2007	194,714

		Slovak Republic--0.1%
4,600,000		Slovakia Government Bond, Bond, (Series 187), 5%, 12/18/2004	131,185

		Sweden--0.2%
1,750,000		Sweden, Kingdom of, Deb., (Series 1040), 6.5%, 5/05/2008	254,856

		United Kingdom--0.2%
130,000		United Kingdom, Government of, Treasury Bill, 5.00%, 3/07/2012	227,920

Principal Amount			Value in U.S. Dollars
		BONDS--continued
		FOREIGN BONDS--continued
		United States--0.3%
$315,000		CL Capital Trust I, Bond, 7.047%, 4/29/2049	$428,320

		TOTAL FOREIGN BONDS	6,100,133

		TOTAL BONDS (IDENTIFIED COST $44,181,228)	48,433,541

		TOTAL INVESTMENTS--99.7% (IDENTIFIED COST $134,072,617)[4]	144,670,923

		OTHER ASSETS AND LIABILITIES -- NET-- 0.3%	441,759

		TOTAL NET ASSETS--100%	$145,112,682

1 Non-income producing security.

2 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trade costs. The underlying face amount, at value, of open Index futures was $481,650 at May 31, 2003.

3 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the Fund's Board of Trustees. At May 31, 2003, these securities amounted to $906,280 which represents 0.6% of net assets.

4 The cost of investments for federal tax purposes amounts to $134,221,026.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
MTN	--Medium Term Note

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

May 31, 2003 (unaudited)

Assets:
Total investments in securities, at value (identified cost $134,072,617)		$144,670,923
Cash		134
Income receivable		592,867
Receivable for daily variation margin		49,350
Net receivable for foreign currency exchange contracts sold		437
Receivable for investments sold		333,556
Receivable for shares sold		70,083

TOTAL ASSETS		145,717,350

Liabilities:
Payable for investments purchased	$331,141
Payable for shares redeemed	77,153
Payable to bank for foreign cash (identified cost $154,492)	154,505
Accrued expenses	41,869

TOTAL LIABILITIES		604,668

Net assets for 13,866,680 shares outstanding		$145,112,682

Net Assets Consist of:
Paid in capital		$162,274,113
Net unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts		11,090,262
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(28,651,099)
Undistributed net investment income		399,406

TOTAL NET ASSETS		$145,112,682

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$90,882,251 ÷ 8,678,652 shares outstanding		$10.47

Select Shares:
$54,230,431 ÷ 5,188,028 shares outstanding		$10.45

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended May 31, 2003 (unaudited)

Investment Income:
Dividends (net of foreign taxes withheld of $31,859)			$1,340,658
Interest			862,150

TOTAL INCOME			2,202,808

Expenses:
Investment adviser fee		$529,937
Administrative personnel and services fee		77,288
Custodian fees		21,481
Transfer and dividend disbursing agent fees and expenses		102,286
Directors'/Trustees' fees		1,803
Auditing fees		4,290
Legal fees		2,485
Portfolio accounting fees		35,538
Distribution services fee--Select Shares		197,954
Shareholder services fee--Institutional Shares		110,661
Shareholder services fee--Select Shares		65,985
Share registration costs		17,778
Printing and postage		17,299
Insurance premiums		343
Miscellaneous		1,814

TOTAL EXPENSES		1,186,942

Waivers:
Waiver of investment adviser fee	$(11,839)
Waiver of distribution services fee--Select Shares	(65,985)
Waiver of shareholder services fee--Institutional Shares	(88,529)

TOTAL WAIVERS		(166,353)

Net expenses			1,020,589

Net investment income			1,182,219

Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized loss on investments and foreign currency transactions			(10,027,811)
Net realized gain on futures contracts			537,715
Net change in unrealized depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			15,591,572

Net realized and unrealized gain on investments and foreign currency and futures contracts			6,101,476

Change in net assets resulting from operations			$7,283,695

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2003	Year Ended 11/30/2002
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,182,219	$3,403,910
Net realized loss on investments, foreign currency transactions and futures contracts	(9,490,096)	(7,675,745)
Net realized gain on capital gain distributions from other investment companies	--	289
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	15,591,572	(9,678,590)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	7,283,695	(13,950,136)

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(745,607)	(2,128,609)
Select Shares	(258,234)	(753,967)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,003,841)	(2,882,576)

Share Transactions:
Proceeds from sale of shares	11,221,745	38,391,922
Net asset value of shares issued to shareholders in payment of distributions declared	832,379	2,330,837
Cost of shares redeemed	(27,215,061)	(71,701,917)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(15,160,937)	(30,979,158)

Change in net assets	(8,881,083)	(47,811,870)

Net Assets:
Beginning of period	153,993,765	201,805,635

End of period (including undistributed net investment income of $399,406 and $221,028, respectively)	$145,112,682	$154,993,765

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

May 31, 2003 (unaudited)

ORGANIZATION

Federated Managed Allocation Portfolios (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Managed Moderate Growth Portfolio (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to seek capital appreciation with income as a secondary objective.

The Fund offers two classes of shares: Institutional Shares and Select Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (`GAAP").

Investment Valuation

Listed equity securities are valued at the last sale price reported on a national securities exchange. U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange. Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded prior to the closing of the New York Stock Exchange. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at noon, Eastern Time, on the day the value of the foreign security is determined.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Federated Core Trust ("Core Trust") which is managed by Federated Investment Management Company, the Fund's adviser. Core Trust is an open-end management investment company, registered under the Investment Company Act of 1940, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a series of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed income securities. The investment objective of Federated Mortgage Core Portfolio, a series of Core Trust, is to seek total return by investing in a diversified portfolio of mortgage backed fixed income securities. Federated receives no advisory or administrative fees on behalf of Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains received. Additional information regarding High Yield Bond Portfolio and/or Federated Mortgage Core Portfolio is available upon request.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair market value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discount on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund's applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. For the six months ended May 31, 2003, the Fund had net realized gains of $537,715 on futures contracts.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.

At May 31, 2003, the Fund had outstanding futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Appreciation
June 2003	14 S&P 500 Index Futures	Long	$479,612

Foreign Exchange Contracts

The Fund may enter into foreign currency commitments for the delayed delivery of securities or foreign currency exchange transactions. The Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparts to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

At May 31, 2003, the Fund had outstanding foreign currency commitments as set forth below:

Settlement Date	Contracts to Deliver/Receive	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/28/2003	85,489 Euro Dollars	$101,600	$100,561	$(1,040)

Contracts Sold:
5/28/2003	111,360 Euro Dollars	$132,470	$130,993	1,477

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 437

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies ("FC") are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

CHANGE IN ACCOUNTING POLICY

Effective December 1, 2001, the Fund has adopted the provisions of the revised American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies (the "Guide"). For financial statement purposes, the revised Guide requires the Fund to amortize premium and discount on all fixed income securities and to classify gains and losses realized on principal payments received on mortgage-backed securities (paydown gains and losses) as part of interest income.

Upon initial adoption, the Fund adjusted its cost of fixed income securities by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding with a corresponding reclassification between unrealized appreciation/depreciation on investments and undistributed net investment income. Adoption of these accounting principles does not affect the Fund's net asset value or distributions, but changes the classification of certain amounts between interest income and realized and unrealized gain/loss on the Statement of Operations. The cumulative effect to the Fund resulting from the adoption of premium and discount amortization and recognition of paydown gains and losses as part of interest income on the financial statements is as follows:

	As of 12/1/ 2001		For the Year Ended 11/30/02
	Cost of Investments	Undistributed Net Investment Income	Net Investment Income	Net Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)
Increase (Decrease)	$(213,700)	$(213,700)	$(159,793)	$(138,673)	$298,466

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	809,112	$7,779,040	2,810,732	$29,742,487
Shares issued to shareholders in payment of distributions declared	61,593	592,414	156,935	1,644,763
Shares redeemed	(1,729,993)	(16,750,582)	(4,959,332)	(51,125,280)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(859,288)	$(8,379,128)	(1,991,665)	$(19,738,030)

	Six Months Ended 5/31/2003		Year Ended 11/30/2002
Select Shares:	Shares	Amount	Shares	Amount
Shares sold	355,070	$3,442,705	845,425	$8,649,435
Shares issued to shareholders in payment of distributions declared	24,955	239,965	65,429	686,074
Shares redeemed	(1,085,905)	(10,464,479)	(2,013,602)	(20,576,637)

NET CHANGE RESULTING FROM SELECT SHARE TRANSACTIONS	(705,880)	$(6,781,809)	(1,102,748)	$(11,241,128)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,565,168)	$(15,160,937)	(3,094,413)	$(30,979,158)

FEDERAL TAX INFORMATION

At May 31, 2003, the cost of investments for federal tax purposes was $134,221,026. The net unrealized appreciation of investments for federal tax purposes, excluding any unrealized appreciation from changes in the value of assets and liabilities resulting from changes in foreign exchange rates was $10,449,897. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,307,767 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,857,870.

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on certain forward foreign currency contracts and the amortization/accretion tax elections on fixed income securities.

At November 30, 2002, the Fund, for federal tax purposes, had a capital loss carryforward of $17,845,660, which will reduce the Fund's taxable income arising from net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$11,069,114

2010	$ 6,776,546

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Global Investment Management Corp. (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. This fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Select Shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average net assets, annually, to compensate FSC. The distributor may voluntarily choose to waive any portion of its fee. The distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders. FSSC may voluntarily choose to waive any portion of its fees. FSSC can modify or terminate this voluntary waiver at anytime at its sole discretion.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

Custodian Fees

State Street Bank & Trust Co. is the Trust's custodian. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Purchases	$41,368,822

Sales	$42,559,438

Sales of long-term U.S. government securities for the six months ended May 31, 2003 were $675,000.

CONCENTRATION OF CREDIT RISK

The Fund invests in securities of non-U.S. issuers. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the stability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

At May 31, 2003, the diversification of industries for non-U.S. issuers was as follows.

Industry	Percentage of Net Assets
Automobiles & Components	0.6%
Banking	1.9%
Capital Goods	0.4%
Commercial Services & Supplies	0.3%
Communications Equipment	0.0%
Computers & Peripherals	0.1%
Consumer Durables & Apparel	0.2%
Diversified Financials	0.8%
Energy	0.8%
Food, Beverage & Tobacco	1.0%
Health Care Equipment & Services	0.3%
Hotels, Restaurants & Leisure	0.2%
Household & Personal Products	0.4%
Industrial Conglomerates	0.2%
Insurance	0.1%
Internet Software & Services	0.0%
Materials	0.4%
Media	0.7%
Oil & Gas	0.2%
Pharmaceuticals & Biotechnology	1.2%
Retailing	0.2%
Semiconductors & Semiconductor Equipment	0.8%
Software & Services	0.4%
Sovereign	3.4%
State/Provincial	0.1%
Technology Hardware & Equipment	0.4%
Telecommunication Services	1.2%
Transportation	0.5%
Utilities	0.8%

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Managed Moderate Growth Portfolio
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com

Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 314212606
Cusip 314212507

Federated is a registered mark of Federated Investors, Inc. 2003 ©Federated Investors, Inc.

G00515-01 (7/03)

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Managed Allocation Portfolios

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer

Date        July 28, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 28, 2003